July 25, 2007

VIA:            EDGAR

Max A. Webb
Assistant Director
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

RE:       Host America Corporation
Preliminary Schedule 14A
Filed June 6, 2007
SEC File No. 000-16196

Mr. Webb:

Thank you for your letter dated June 29, 2007 regarding the review of Host America Corporation’s to Preliminary Schedule 14A. We understand that your process is to assist us in compliance with applicable disclosure requirements and to aid us in enhancing the overall disclosure of these and future filings. Filed electronically on behalf of Host America Corporation is Amendment No. 1 to Preliminary Schedule 14A originally filed on June 6, 2007.  On July 25, 2007, we filed our responses to your written comments of June 29, 2007.  Pursuant to the Staff’s comment letter, we have included all corresponding Form 14A changes in our Amendment No. 1 to Form 14A.  This letter highlights the changes requested by the Staff in its comment letter dated June 29, 2007 and are included in our amended filing.

Further, in response to the comments received from the Securities and Exchange Commission, the Company acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosures in the filing;

•	Staff comments or changes to disclosures in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

General

Comment No. 1:

The comment is noted and all abbreviations in the document have been spelled out when they are first used to provide a more detailed understanding of the acronym.

Comment No. 2:

The comment is noted and all technical terms in the document have been more fully explained when they are first used to provide a more detailed understanding of the term.

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Comment No. 3:

The comment is noted and we have provided our net revenues and net loss for the most recent audited and stub periods, as well as comparable pro forma figures assuming the sale of the food service operations under the “Summary Term Sheet” section.

Comment No. 4:

The comment is noted and we have included language in the “Summary Term Sheet” specifying that the sale of the food service business revenues represent 80% of the Company’s revenues and that our future success will depend on the success of our energy conservation product.  In addition, we have included language specifying that the energy conservation product accounts for only 1% of our current revenues.  Please also be advised that the application of modifying the sine wave is widely accepted and is utilized in the marketplace.

Summary Term Sheet for the Sale of the Food Service Business, page 1:

Comment No. 5:

The comment is noted and we have revised the first reference to the Principals and disclosed their respective positions within the company.

Reasons for the Corporate Dining and the Lindley Sales, page 1:

Comment No. 6:

The comment is noted and we have revised this section and disclosed and discussed in detail the various strategic alternatives found under “The Asset Sale Transactions, Overview and Background” section.

Principle Parties under the Corporate Dining Sale Agreement, page 2:

Comment No. 7:

The comment is noted and we have made the language consistent to define our energy management division and the two segments: “electrical contracting services” and “energy conservation” throughout the document.

Interests of Host Management and Directors, page 5:

Comment No. 8:

The comment is noted and we have included the language to describe the differing interests of the Directors and Executive Officers that are referenced.

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Opinions of our Financial Advisor Regarding the Fairness, page 6:

Comment No. 9:

The comment is noted and we have made the language consistent to the assignment to our financial advisor, to determine whether the sales were fair, from a financial point of view to the shareholders.

Questions and Answers about the Proposals, page 7:

General

Comment No.10:

The comment is noted and we have made the language consistent to disclose the use of proceeds.  Additionally, we have deleted redundant discussions within the answers to the fourth, fifth and sixth questions.

Q: What will our business be following the sale of our food service business? page 8

Comment No.11:

The comment is noted and we have revised the language to provide a more straightforward understanding of the way our product improves the efficacy of a lighting system.  Please be advised that additionally, we have provided further discussion here about the details of our claim:

When installed in a system of fluorescent lights, the EnerLume-EM™ conditions the input power so that the fluorescent ballasts create the output power to the lamps more efficiently, as fluorescent ballasts draw consistent power 100% of the time.  Looking at the voltage sine wave at the zero crossing, florescent ballasts draw very high amounts of current to make up for the lack of voltage.  Almost all of this current is wasted and turns into excess heat and not light.  The EnerLume-EM™ does not allow florescent ballasts to draw power at and after the zero crossing until there is enough voltage to create meaningful power.  By creating this delay, the EnerLume-EM™ increases the efficiency of the ballasts.  As a result, electric consumption is reduced while maintaining nearly all of the light output.

The efficacy of a lighting system is defined as the light output per unit of energy consumed.  In most installations, the EnerLume-EM™ reduces the consumption in kilowatts by about 15%.  At the same time, the light (as measured in foot-candles at the floor) is reduced by less than 5%.  This small reduction in light coupled with a much larger reduction in energy consumption, and by definition, increases the efficacy of the lighting system in which the EnerLume-EM™ is installed.

As we feel we have created a more efficient and effective method to conserve electrical energy than our competitors by utilizing and modifying the sine wave as a widely accepted technology as noted in Comment # 4, we also believe that disclosing the above may benefit our competitors when we discuss the voltage sine wave at the zero crossing.  The disclosure currently discusses that our “firmware, governed by sophisticated algorithms, provides timing direction to the ballasts as to when to draw power in such a way as to maintain full, peak voltage for maximum light output” which is analogous to the discussion above.

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Q: What will happen if the proposal to amend our Articles of Incorporation…? page 8

Comment No.12:

The comment is noted and we have included the language in the answer to describe that all rights to the name “Host America.” will be sold in connection with the proposed Corporate Dining Sale Agreement.

Upon the closing of the sale of our food service business, page 17

Comment No.13:

The comment is noted and we have excluded the language “cash generated from operations after the closing” as to alleviate confusion.

We will require additional capital to implement our plan, page 17

Comment No.14:

Please be advised that the factors involved, both potentially favorable or unfavorable, in business performance from both an economic perspective and a marketing effectiveness perspective can alter the magnitude of forecasts and therefore future fundraisings.  We feel that, to quantify the amount of additional capital needed, might mis-inform the shareholders to the extent that there exists numerous variables involved in forecasting.

The consummation of the sale of our food service business, page 18

Comment No.15:

The comment is noted and we have excluded the language associated with the risks of the failure of the sale to be consummated and the potential for loss of business.

Our energy services segment has incurred significant operating losses since inception, page 19

Comment No.16:

The comment is noted and we have included language to quantify the amount of losses in the first sentence of this risk factor.

Patents and other proprietary rights provide uncertain protection, page 19

Comment No.17:

The comment is noted and we have included language to further describe the patent pending and intellectual property rights of the technology for the EnerLume-EM™ light controller.

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Our energy conservation segment faces an inherent risk of exposure, page 20

Comment No.18:

The comment is noted and we have included language to further describe the significance of being listed under Underwriters Laboratories. Please be advised, that the relevance of being listed by Underwriters Laboratories is national recognition by consumers and municipalities that the product is safe.  Many municipalities require a nationally recognized testing laboratory to test products before they can be sold in their area.  The UL Listing Mark on a product is the manufacturer’s representation that samples of the complete product have been tested by UL to nationally recognized Safety Standards and found to be free from reasonably foreseeable risk of fire, electric shock and related hazards.

Overview and Background, page 22

Comment No.19:

The comment is noted and additional language is included under the “Performance of our Food Service Markets…” to further discuss the achievements we have experienced within our food service division.  Please be advised however, in calculating and disclosing the net loss per share to discuss specific performance of a segment or a division can create comparability issues and distort the results with respect to the amount of shares used in the calculation.  We have been increasing the amount of common shares included in the calculation of net loss per share over five times since the three years and interim period as per your request, as fundraising efforts to sustain the business have been necessary.  Therefore we believe that this type of disclosure will not be effective to achieve the desired results.

Alternatives Considered by Management: Business Strategy, page 23
Alternatives Considered by Management: Pursue Inside Buyers, page 24
Final Negotiation and Documentation, page 25

Comment No.20:

The comment is noted and we have included language to further disclose the relative dates with respect to the material events regarding our decision to sell to the inside buyers.

Alternatives Considered by Management: Business Strategy, page 23

Comment No.21:

The comment is noted and we have included language to further disclose how we were advised by Ardour Capital Group in their Business Review and Summary Report discussion to our Board of Directors.

Comment No.22:

The comment is noted and we have included language to further disclose how we plan to utilize investment advisors to access private equity capital markets.

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Comment No.23:

The comment is noted and we have excluded the language that if the energy conservation segment is not a public company, its valuation may not be as attractive when viewed as a purely private concern.  Our initial reasoning was that we believe that the private equity capital markets will find more attractive a private investment in a public entity.  However, after further review we have decided that this disclosure was not relevant to the discussion.

Comment No.24:

Please be advised, that as member of our Board of Directors, Mr. Rossomando has abstained from voting on all Board decisions regarding the sale of our Lindley food service business.  Messrs. Cerreta and Hayes were not considered or included in any considerations or decisions of alternative business strategies, in the consideration of possible outside buyers or any other decision to that effect.  As Messrs. Rossomando and Cerreta are the original principals of Lindley Food Service since their startup in 1984, and as Mr. Hayes’s sole responsibility as Director of Operations of our Corporate Dining segment, their participation was imperative in order to continue these businesses subsequent to any sale.  Therefore, their input as key managers made it necessary for the consideration to pursue inside buyers.

Final Negotiation and Documentation, page 25

Comment No.25:

Please be advised, that we have not received offers from outside buyers.  We have disclosed that prior talks never materialized with any possible outside buyers, and the Board of Directors concluded that it is in the best interests of shareholders not to expend additional financial resources and efforts to undertake an additional external review of the potential markets as the external business market platform has not changed from 2002.

Comment No.26:

Please be advised that our Board of Directors and Audit Committee have adopted written policies and procedures relating to approval or ratification of “related party transactions.” Under the adopted policies and procedures, our Audit Committee is to review the material facts of all interested transactions that require the Committee's review and either approve or disapprove of an entry into the interested transactions, subject to certain exceptions, by taking into account, among other factors it deems appropriate, whether the interested transaction is on terms no less favorable than terms generally available to an unaffiliated third-party under the same or similar circumstances and the extent of the related person's interest in the transaction. No director may participate in any discussion or approval of an interested transaction for which he or she is a related party.

The Board determined that from a related party perspective the proposed transactions represented the fair value to the company and its shareholders under the opinion of fairness from the independent valuation firm Marshall & Stevens and not to go below the median range as reported in their fairness opinion.  The Board further commented that the final asset purchase agreements, being subject to post-closing adjustments specific to inventory levels and/or potential loss or increases in business and client base, ensures that a fair and equitable procedure has been reached with respect to this related party transaction.

Your comment to disclose the members of the Audit Committee has been included in the language discussing the “Final Negotiations and Documentation”.

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Reasons for the Corporate Dining and Lindley Sales, page 26

Comment No.27:

The comment is noted and we have included language to further discuss the critical liquidity challenge as found in the prior risk factor.  Please be advised, that the “changes in management” language found in our Overview and Background section has been omitted.  The changes in management” language was included to further emphases the legal and regulatory issues and not an underlying reason for the decision to sell the food service business.  With this omission, the sentence will not be construed as potentially misleading.

Comment No.28:

Please be advised that the Corporate Dining buyer will not be responsible for the liabilities as you have mentioned.  The executed Asset Purchase Agreement specifically states only the select assets and intangibles are part of the asset sales.  These assets mainly do not include the open receivables or the cash on hand, and therefore all parties have further agreed that the current liabilities associated with the business will not be part of the agreement.  Our independent valuation has taken into consideration the specific attributes of the sale, as mentioned above, when they determined their opinion.

Form of Corporate Dining Sale, page 28

Comment No.29:

Please be advised that we fully explain in detail the liabilities assumed and the liabilities not assumed under the Corporate Dining Asset Purchase Agreement under the heading “Description of Liabilities to be Assumed by Corporate Dining Buyer under Corporate Dining Sale Agreement”, and “Description of Liabilities to be Retained by Host under Corporate Dining Sale Agreement” respectively.

Description of Liabilities to be Assumed by Lindley Buyer, page 35

Comment No.30:

The comment is noted and we have included language to further disclose and quantify the obligations owing to FoodBrokers arising out of the previous FoodBrokers transaction.

Opinion of our Financial Advisor Regarding the Fairness, page 40

Comment No.31:

The comment is noted and we have included the material findings of Marshall & Stevens in addition to their methodologies.

Comment No.32:

The comment is noted and we have included the financial projections from management included in the projected income statement included in the body of the proxy.

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Comment No.33:

Please be advised, that we have attached, as Exhibit A, the detailed reports provided to us from Marshall & Stevens.

Methodologies, page 41

Comment No.34:

The comment is noted and we have included the language to further explain the cost approach and the potential impact to the balance sheet.

Comment No.35:

The comment is noted and we have included the language to further explain the Capital Asset Pricing Model and the Gordon Growth Model.

Comment No.36:

The comment is noted and we have removed the qualifying language associated with the methodologies of Marshall & Stevens.  Please be advised, that we have summarized the material findings in the proxy as per Comment # 31 and provided to you the report from Marshall & Stevens containing their analysis and findings under Comment # 33.

Interests of Host’s Management and Directors in the Asset Sale, page 43

Comment No.37:

The comment is noted and we have included additional language to further disclose and quantify specifically the interests in obligations owing to current and former inside management arising out of the loans to the company.  Please be advised, the role of the Board of Directors, including Mr. Murphy, was of a fiduciary duty to the shareholders of the company in the best interests of the company.  Given that the consideration of alternative business strategies and pursuing the inside buyers occurred prior to the current interests and obligations from inside management as listed in this comment, it was managements and the Board’s directive to pursue interests of shareholders.

Comment No.38:

The comment is noted and we have included language to further disclose that Lindley Acquisition Corp. and Timothy Hayes are the Lindley Buyer and the Corporate Dining Buyer, respectively

Use of Proceeds from the Asset Sale Transactions, page 44

Comment No.39:

The comment is noted and we have included additional language to further disclose and quantify the breakdown of proceeds we intend to use for each item.

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Pro Forma Financial Information, page 46

Comment No.40:

The comment is noted and we have excluded the language “for informational purposes only”.

Security Ownership of Management, page 59

Comment No.41:

The comment is noted and we have included the corporate titles of each named director and executive officer.

Lindley Food Service, page 67

Comment No.42:

The comment is noted and we have included the 10% and 11% customer in the filing.

Annex D

Comment No.43:

The comment is noted and we have revised the opinions as described.

Thank you for your assistance.  If we can be of any assistance in connection with the Staff's review of the enclosed, please do not hesitate to contact the undersigned at your earliest convenience.

Very truly yours,

/s/ Michael C. Malota
Michael C. Malota
Chief Financial Officer

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EXHIBIT A

Opinion of Fairness                                                                                                                                                                                                                                                 April 16, 2007
Presented to

By

Marshall & Stevens, Inc.
355 S. Grand Ave. Suite 1750
Los Angeles, Ca. 90071
(t) 213.612.8000
(f) 213.612.8010

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              Chicago• Los Angeles• New York• Philadelphia• San Francisco• St. Louis• Tampa

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        Opinion of Fairness

Summary of the Engagement

On January 17, 2007, Mr. Timothy Hayes (hereinafter referred to as Mr. Hayes or the Buyer), delivered to Host America Corporation (hereinafter referred to as Host America or the Company) a Letter of Intent (hereinafter referred to as the LOI) delineating its interest in acquiring certain assets of Host America’s Business and Industry Services (Corporate Dining) Division (hereinafter referred to as Corporate Dining).

Marshall & Stevens, Inc. (hereinafter referred to as “Marshall & Stevens”) was engaged on February 7, 2007, to render an opinion as to the fairness, from a financial perspective, of the consideration to be received by the shareholders of Host America (hereinafter referred to as the Shareholders) should Host America accept the Buyer’s current offer.

Due to the limited scope of this engagement, Marshall & Stevens did not initiate discussions with third parties regarding a possible acquisition of Host America, provide any advice on the structure of the transaction, or provide services other than investigational analysis necessary to enable it to deliver its opinion of fairness.

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Table of Contents

Transaction Overview                                                                                                                                                                         1

Procedures                                                                                                                                                                                         9

Methodology                                                                                                                                                                                     12

Target Company Dossier                                                                                                                                                                   16

Industry Dossier                                                                                                                                                                                26

Income Approach Analysis                                                                                                                                                                35

Public Market Approach Analysis                                                                                                                                                      40

Summary of Value                                                                                                                                                                            45

Appendices                                                                                                                                                                                       48

Comparable Companies Profiles                                                                                                                                                         49

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Transaction Overview

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Transaction Timeline

Date	Event
January 17, 2007	Mr. Hayes expresses interest in acquiring certain assets of Host America’s Corporate Dining Division in a LOI addressed to the management of the Company.
February 7, 2007	Host America retains Marshall & Stevens and charges Marshall & Stevens with the preparation of a Fairness Opinion relating to the potential transaction.
February 15, 2007
Marshall & Stevens conducts due diligence sessions with Mr. David A. Murphy, Chief Executive Officer of Host America, and Mr. Hayes of Host America Corporate Dining, at the Pitney Bowes location where the Company has operations in Hamden, Connecticut to discuss the Company, history, revenue, operations, financials, and long-term strategy.

February 19, 2007	Marshall & Stevens conducts a conference call with the Executive Committee of Host America to discuss Host America’s business, operations, financials, transaction strategy and rationale.
February 23, 2007	Marshall & Stevens presents its fairness opinion of Mr. Hayes’ acquisition of Host America Corporate Dining.

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Purchase and Sale of Shares

Based on the LOI, the aggregate purchase price for Host America’s Corporate Dining Division will be One Million Two Hundred Thousand ($1,200,000.00) Dollars payable in cash in full at closing (the “Purchase Price”).

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Terms of the Transaction

▪	Mr. Hayes proposes to purchase the following assets in regards to the proposed transaction with Host America Corporate Dining:
o
The name “Host America”, machinery, equipment including such computer equipment owned by Host America and related exclusively to the Business that is not located at 2 Broadway, Hamden Connecticut, all vehicles as described in Exhibit A of the LOI, customer lists, good will, inventory, furniture, fixtures, except that located at 2 Broadway, Hamden, Connecticut, customer accounts, contract rights, licensees and work in process of the Corporate Dining Division and all of Host America’s rights under all of its existing service agreements relating exclusively to the Company including all agreements to provide refreshment vending through third party providers in force prior to closing.

o
Also to be included are sales lists, list of suppliers, sale reports, cost sheets, processes, and know-how and copy rights of Host America relating exclusively to the Company and all rights to the Host America name and all food and non-food inventory of Host America on hand at the time of the closing relating exclusively to the Company (collectively, the “Assets”).

o
There is specifically excluded from the Assets to be conveyed hereunder (i) all cash on hand of the Company and (ii) all accounts receivable of the Company and all other indebtedness owing to the Company.

o
The parties anticipate the Assets shall be transferred at the closing free of any liens or encumbrances, except capitalized leases in connection with the Assets of the Company described above which the Buyer agrees to assume, with it being understood that (i) bank or other indebtedness secured by other assets will be discharged prior to the closing or contemporaneously with the closing, (ii) the Buyer will assume and agree to pay only designated liabilities of Host America, including without limitation such capitalized Leases, to be identified in the Definitive Agreement, and (iii) to the extent any contracts for the performance of services by the Company, that are assumed by the Buyer, have been prepaid or prebilled (and not payable to the Buyer), adjustments will be made at the closing to reimburse the Buyer for such amount.

o
The Buyer shall assume no employment contracts, employee benefit plans, printing contracts or other liabilities which are not in the Buyer’s sole discretion, necessary to conduct the business as conduct by Host America prior to the closing.

▪	According to the sequence of events described on page 2, the Proposed Transaction has evolved to be defined by the following terms:

Consideration:
The Purchase Price for the Assets shall be One Million Two Hundred Thousand ($1,200,000.00) Dollars payable in cash in full at closing.  Said Purchase Price shall be adjusted based on Marshall & Stevens’ Fairness Opinion such that the final Purchase Price be the greater of (i) the Purchase Price set forth herein, or (ii) the amount determined by such valuation.  In the event of any increase to the Purchase Price, the Buyer may either: (i) advise Host America that it needs additional time, mutually acceptable to both Host America and the Buyer, to arrange financing, or (ii) advise Host America that it is terminating this agreement and Host America shall be free to sell the Company to any other party.

Such Purchase Price may also be adjusted by an increase or reduction of the Purchase Price due to any new business obtained by the Company between the date hereof and the Closing Date and/or any cancellation or termination by clients of the Company resulting solely from the sale described herein provided Host America and the Buyer

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shall use their best efforts to preserve all relationships. These adjustments shall be agreed upon at the time of the Definitive Agreement.

Authorization:
The LOI and the Definitive Agreement shall be approved by the Board of Directors and Stockholders of Host America if necessary and further to the extent necessary any approvals required under relative regulations under federal and state securities laws.

Any governmental agencies whose approval is required shall have unconditionally approved the transaction contemplated hereby and any and all waiting periods for consummating the transaction shall have lapsed.

Competing Offers:
For a period of 90 days from the date of the LOI, Host America will not directly or indirectly solicit, initiate or encourage the submission of inquiries, proposals or offers from any corporation, partnership, person, entity or any other group relating to any acquisition or purchase of the Company’s Assets, and neither the Buyer nor Host America will unilaterally terminate these negotiations during such period without case, unless the LOI is terminated.

Form of Transaction:	Cash payable in full at closing.
Final Documentation:
The parties shall use their good faith and best efforts to negotiate, prepare and finalize a merger agreement setting forth the above summarized terms and conditions typical for such transactions. Neither party shall be bound until a final written agreement is executed by both parties.

Financing:
Prior to entering into the Definitive Agreement, the Buyer shall demonstrate to the reasonable satisfaction of Host America that the Buyer has commitments with equity and financing sources so as to fully pay the Purchase Price in cash at Closing.

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Transaction Rationale

▪	Host America deems necessary the sale of Corporate Dining in order to free up existing assets and attract additional capital to facilitate growth of the energy management segment of operations.

▪	Management of Host America Corporation deems the divestiture of Corporate Dining to be in the best interest of all shareholders.

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Implied Valuation Analysis

HOST AMERICA CORP. - CORPORATE DINING
$ in 000s

Summary of Value	Low	Mean	High

Income Approach	$1,049	$1,170	$1,331

Market Approach	$940	$1,210	$1,481

Value of Common Equity	$995	$1,190	$1,406

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Premium Analysis

HOST AMERICA CORP. - CORPORATE DINING
$ in 000s

Summary of Value	Low	Mean	High

Income Approach	$1,049	$1,170	$1,331

Market Approach	$940	$1,210	$1,481

Value of Common Equity	$995	$1,190	$1,406

Purchase Price	$1,200	$1,200	$1,200

Purchase Price Premium	20.7%	0.8%	-14.6%

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Procedures

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Due Diligence

▪	In arriving at our Opinion, we inquired into, analyzed and reviewed, as deemed necessary and appropriate by us, information including, but not limited to:

▪	Host America’s financial statements for the Fiscal Years ended June 30, 2004, 2005 and 2006, the six month period ended December 31, 2006, and the trailing twelve months ended December 31, 2006;

▪	Host America’s latest 10-K filed with the Securities and Exchange Commission for the fiscal year ended June 30, 2006;

▪	Publicly available financial data concerning certain companies deemed comparable, by Marshall & Stevens;

▪	Third party reports concerning the food contracting services industry;

▪	Research analyst reports regarding Host America, particularly the Host America’s food contracting services segment of operations;

▪	Brochures and literature related to Host America;

▪
Considered the nature of Host America’s business, history, revenue, earnings before interest and taxes, depreciation and amortization (EBITDA), earnings before interest and taxes (EBIT), book capital, and total assets for fiscal years ended June 30, 2004, 2005 and 2006, the six months ended December 31, 2006, and the trailing twelve months ended December 31, 2006;

▪	Considered Host America’s future revenue, EBITDA, EBIT, dividend-paying capacity, and overall financial health;

▪	Analyzed financial statements, prices and other materials regarding certain comparable and publicly traded companies involved in the food contracting services industry;

▪	Compared particular statistical and financial information of Host America to particular statistical and financial information of certain comparable and publicly traded companies;

▪	Analyzed prevailing rates of return on debt and equity capital;

▪	Analyzed materials discussing the general industry and specific economic outlook;

▪	Conducted interviews with management.

In rendering this Opinion, we have relied upon, without independent verification, the accuracy and completeness of all financial and other information publicly available or furnished to us by the Company.  We have assumed there has been no material adverse change in the business or financial condition of the Company subsequent to the date of the latest financial information provided to us or subsequent to the time that such information was provided to us.

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Assumptions & Limiting Conditions

▪
No investigation of legal title was made, and we render no opinion as to ownership of the property or condition of its title.  However, we assume good title to the Company’s assets and that the title of said assets is marketable.

▪
The date of this Opinion is as of April 16, 2007.  The dollar amount of any value reported is based upon the purchasing power of the U.S. dollar as of that date.  The analyst assumes no responsibility for economic or physical factors occurring subsequent to the Valuation Date which may affect the Opinion reported.

▪	The Company’s headquarters was visited during the course of this assignment. In addition, conference calls were conducted with the Senior Management and the Executive Committee of Host America.

▪
Information supplied by others that was considered in this Opinion is from sources believed to be reliable, and no further responsibility is assumed for its accuracy.  We reserve the right to make such adjustments to the Opinion herein reported as may be required by consideration of additional or more reliable data that may become available.

▪
We assume there are no hidden or unexpected conditions of the assets of the Company that would adversely affect this Opinion.  Further, we have inquired of the Company’s management and were informed that there are no hidden or unexpected conditions associated with the Company’s assets that would adversely affect value.

▪	The fee for the formation and reporting of these conclusions is not contingent upon the Opinion expressed.

▪	Neither the analysts involved nor any officer or director of Marshall & Stevens has any financial interest in the Company.

▪
This Opinion and supporting notes are confidential.  Neither all nor any part of the contents of this Opinion shall be copied or disclosed to any party other than as set forth herein or conveyed to the public, orally or in writing through advertising, public relations, news, sales or in any other manner without the prior written consent and approval of both Marshall & Stevens and its client.

▪	Testimony or attendance in court by reason of this Opinion shall not be required unless arrangements for such services have previously been made.

▪	Our conclusions assume the continuation of prudent management policies over whatever period of time is reasonable and necessary to maintain the character and integrity of the Company.

▪
Marshall & Steven’s Opinion is based upon facts and data appearing in the Opinion and on current standards of valuation practice and procedure.  We assume no responsibility for changes in market conditions.  The conclusion stated in this Opinion is for the specific purpose as set forth in this Opinion and it is not valid for any other purpose.

▪
No opinion is intended to be expressed for matters which require legal or specialized expertise, investigation or knowledge beyond that customarily employed by financial consultants. This Opinion does not address issues of law, engineering or code conformance.

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Methodology

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Income Approach Methodology

▪
The Income Approach is based upon the principle of anticipation. The Market Value of Invested Capital of a company is equal to the total present value of the perpetual stream of free cash flow it is expected to generate.

▪
To apply the Income Approach, we project revenue from the Valuation Date to the end of the current fiscal year and for a certain number of years thereafter, assuming that cash flow is received in the middle of each applicable period. From each period’s revenue projection, we subtract forecasted expenses, depreciation, and taxes; add non-cash charges; and subtract other cash charges to derive net cash flow.

▪
We calculate the present value of periodic cash flow using the company’s Weighted Average Cost of Capital (WACC). At the end of the projection period, we assume that free cash flow will grow at a constant rate in perpetuity and calculate the present value of the perpetual stream of cash flow.

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Market Approach Methodology

▪
The Market Approach is based upon the principle of substitution.  That is, if we could find a perfect substitute for the subject company among the Comparable Companies, then the subject company’s equity should be valued as that of the perfect substitute.  Unfortunately, companies may differ according to capital structure, organization, corporate strategies, size, competitive environment, profitability and growth, among other factors.  It is virtually impossible to identify companies that are identical to the company being valued; hence, use of the Market Approach requires objectivity and sound judgment.

▪
In theory, multiples of revenue, EBITDA, and EBIT incorporate historical and possibly forecasted free cash flow, the proper discount rate, and industry growth rates.  However, since there are no true perfect substitutes among companies, estimation of all such measures are error prone.  Since both the Income and Market Approaches are subjective, we review the value indications in tandem to determine the value conclusion.

▪
We calculated ratios of Enterprise Value to EBITDA and EBIT for each Comparable Company.  Such multiples represent the market value of one dollar of EBITDA and EBIT, respectively. By applying selected multiples to the subject company’s EBITDA and EBIT for the forecasted twelve months ended January 31, 2008, we derive estimates of the Enterprise Value of the company. We calculate the value of Stockholders’ Equity using the Market Approach in the same manner in which we compute such value using the Income Approach.

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Definitions

▪
Fair Market Value:  The amount at which a property would change hands between a willing buyer and willing seller, each having reasonable knowledge of all pertinent facts and neither being under compulsion to buy or sell.

▪	Market Value of Invested Capital: The total value of capital held by all investors in a company.

▪	Enterprise Value: Market Value of Invested Capital, less the value of cash and cash equivalents.

▪	Stockholders’ Equity: The fair value of a company’s net assets.

▪
Controlling Interest: Any number of shares that represent a swing block that, when exercised, can influence a company’s operating, investing or financing decisions. Generally, an ownership interest of or in excess of 50% constitutes a controlling interest.

▪	Minority Interest: Any number of shares that is less than a Controlling Interest in a company.

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Target Company Dossier

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Company Overview

▪
Since its formation in 1986, the Company has grown from a food service provider to institutions of higher education primarily in Connecticut to a regional, full-service food service provider for major corporations. The Company’s primary clients are medium-size corporate accounts with annual food sales between $250,000 and $2 million. These accounts provide a wide variety of food services in a single corporate location. At each location, any or all of the following customized services are provided:

o	cafeteria services;
o	special event catering;
o	office coffee services; and
o	employee gift and sundry stores.

▪
At most locations, the Company is the exclusive provider of food and beverages and is responsible for hiring and training personnel. On-site managers work closely with corporate officers to ensure continuing food quality and customer satisfaction.

▪
New accounts are assigned to a member of management who develops a comprehensive plan to meet each client’s specific needs. After extensive interviews and on-site visits, an operating strategy is formulated to best meet the needs of each individual client. Host America considers various factors to maximize profit potential without sacrificing client satisfaction, including a thorough review of:

o	labor and product costs;
o	facility and menu design;
o	training and recruiting;
o	specialized needs of the client or its employees; and
o	equipment needs.

▪
Each location is continually reviewed to monitor client employee satisfaction, evolving menu requirements and quality of food and service. Based upon reports supplied by on-site managers, additional services are added as demand changes, including upgrades of catering facilities and food selection.

Staffing

▪
Client accounts are staffed by several levels of management-level employees. District managers are responsible for overseeing the client accounts in their region, as well as forecasting the budget for each account and assisting the on-site management at each location. The on-site manager is responsible for the day-to-day activities of the account and for ensuring continuing food quality and satisfaction. In the smaller accounts, a chef/manager will perform these duties. The supporting personnel at each location may include:

o	an executive chef;
o	sous chef;
o	grill cook;
o	deli servers;
o	cashiers;
o	dishwashers;
o	catering personnel; and
o	general kitchen help.

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Business Strategy

▪
The Company introduced its “Food Serve 2000” as a means of working with customers to evaluate and adapt existing food operations to maximize and maintain client satisfaction. Host America studies the basic elements of food service at each location, including:

o	traffic flows and waiting times;
o	menu variety and food presentation;
o	nutritional assessment;
o	work preparation; and
o	labor qualifications.

▪	On-site managers strive to maintain:
o	custom designed menus to meet regional and ethnic tastes;
o	facilities with state-of-the-art equipment;
o	strict cost containment policies; and
o	nutritional programs for better health.

▪
After the Company’s comprehensive evaluations, each facility is reviewed with the client to select the best possible combination of food and service. Food Serve 2000 allows Host America Corporate Dining to make rapid changes at a given location before employee dissatisfaction results in a termination of a contract. If a problem develops at a local level, management has the ability to rapidly deploy individuals specializing in that area and seek a solution.

Marketing

▪	The Company selectively bids for privately owned facility contracts and contracts awarded by governmental and quasi-governmental agencies. Other potential food service contracts come through:
o	mail and telephone;
o	conversations with suppliers, such as purveyors and vending machine suppliers;
o	state listings;
o	trade shows and conventions; and
o	client referrals.

▪
New clients generally require that the Company submit a bid and make a proposal outlining a capital investment (if required) and other financial terms. The Company may be required to make capital improvements to the client’s facility at the start of the contract to secure an account.

▪
Host America also expends a great deal of time and effort preparing proposals and negotiating contracts. In certain cases, a private facility owner may choose to negotiate with the Company exclusively, in which case the Company does not have to participate in any bidding process.

▪
In attracting office building clients, the Company has constantly upgraded the quality of food service and customer services. Host America Corporate Dining strives to provide menu items which are healthy and higher in quality than typical fast food or cafeteria style products.

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▪	The Company’s philosophy is that to the extent customers are able to satisfy their meal needs at their employer’s cafeteria, the less time those employees are away from their office setting. This results in an increase in corporate and individual productivity. Further, if Host America Corporate Dining can satisfy the employees with more diverse and higher quality food items, employers will frequently subsidize all or a portion of the costs.

▪
Host America implemented new marketing programs at its facilities such as “cruisin’ cuisine” and “celebrity chefs” to help maximize sales growth. In the cruisin’ cuisine program, corporate chefs travel from location to location in a custom outfitted vehicle and present a complete specialty theme promotion menu such as fresh sushi, a taste of Havana, or authentic Japanese stir-fry. In the celebrity chefs program, the recipes and culinary style of featured world class chefs are presented in the business dining location. Every three months, a different celebrity chef is featured. According to the Company, their clients’ responses to these programs have been very favorable.

Major Clients and Contracts

▪	Host America has a number of multi-year contracts. These contracts are with Fortune 500 businesses in the Connecticut area, each with multiple locations serving over 4,500 total contracted employees.

▪
Additional large cafeteria units in the Fairfield, Connecticut and Westchester, New York counties will continue to be pursued. In the past, the Company has had to close facilities due to price competition and relocation.

▪
As of the fiscal year ended June 30, 2006, Host America’s two largest contracts accounted for approximately 15% of its total revenue. Collectively, contracts with the Company’s two largest customers constituted approximately 27% and 18% of business dining revenues, respectively. However, Host America lost its second largest client at the end of the year 2006 and the Company’s largest customer now accounts for 40% of its total revenue.  If the Company was to lose this major contract, such loss may have a material adverse effect on the Company.

Competition

▪	Host America has encountered significant competition locally and nationally in the contract food service market. Food service companies compete for clients on the basis of:
o	quality and service standards;
o	local economic conditions;
o	innovative approaches to food service facility design; and
o	maximization of sales and price (including the making of loans, advances and investments in client facilities and equipment).

▪	Host America competes with several companies that provide service on a national basis who have greater overall resources at their disposal.

▪	In addition, existing or potential clients may elect to “self operate” their food service, eliminating the opportunity for the Company to compete for their business.

▪	Host America believes they can compete with their larger competitors due to:
o	direct, hands-on management contact with client facilities on a weekly basis;
o	flexible menus to satisfy customer wants and desires; and

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o	intensive training for managers.

▪	Competition may result in price reductions, decreased gross margins and loss of market share.

Employees

▪	As of November 1, 2006, Host America had approximately 185 full-time employees and 10 part-time employees employed for special occasions and seasonal busy times.

▪	None of the Company’s employees are represented by a union.

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Analysis of Financial Performance

There are three primary financial statements: the balance sheet, income statement, and statement of cash flows. In accordance with the purpose of this valuation, we deemed most pertinent the analysis of the balance sheet and income statement. The balance sheet records a company’s financial information (assets, liabilities, and net worth) as of a single moment in time.  The value of a company’s assets equals the combined value of its liabilities and net worth. The income statement records the flow of revenue and expenses that contribute to net income over a single period of time.  Net income is either used to increase a company’s retained earnings (which appear on the balance sheet as part of a company’s net worth) or is distributed to shareholders in the form of dividends.

The Balance Sheet

Every company expects to convert its assets into revenue at a future point in time.  To accumulate such assets, the company may incur liabilities. The difference between the value of a company’s assets and the value of its liabilities equals the company’s net worth.  A company may expect to convert its assets into revenue within one year (such assets are considered current) or within a period in excess of one year (such assets are considered non-current). Likewise, a company may expect to have to redeem its liabilities within one year (such liabilities are considered current) or within a period in excess of one year (such liabilities are considered non-current).

Current assets typically yield short-term rates of return or represent a short-term cost of capital, and may include cash and cash equivalents, receivables the company expects to collect within one year, inventory the company expects to sell within one year, and prepaid expenses the company expects to offset against revenue within one year.  Non-current assets typically yield long-term rates of return or represent a long-term cost of capital, and may include a company’s fixed assets and other long-term investments.  Current liabilities may include payables, short-term notes, and the current portion of long-term debt that the company expects to settle within one year.  Non-current liabilities may include the portion of long-term debt that is not expected to be redeemed within one year and other long-term liabilities.  A company’s equity may be composed of paid-in capital (the amount that the company’s owners have contributed to the company over time), retained earnings (an accumulation of net income earned by the company, less amounts paid to date as dividends to the company’s owners), treasury stock (forms of equity held by the company itself), and other various forms of equity.

The Income Statement

Revenue received during a single period of time and the cost of producing the goods and services sold are recorded on the income statement.  After subtracting the cost of sales from revenue, a company realizes its gross profit.  Firms also incur expenses related to operating its business.  Although these costs cannot be associated directly with any product, they must be reflected in the income a company recognizes in each period.  After subtracting such operating expenses from gross profit, a company realizes its operating profit.  Typically such operating profit includes the periodic expense associated with depreciation and amortization of the company’s assets.  A company realizes its earnings before interest, taxes, depreciation and amortization (EBITDA) by adding such expense for depreciation and amortization back to operating profit.  A company may receive income from or pay expenses to other sources, such as external investments.  Such income or expenses may include the value of interest due from its holdings or payable on its debt.  After subtracting both amounts related to such income or expense and income taxes from operating income, a company may realize its net income for the period.

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Statement of Financial Position

	Reported, FYE 30 June			As of
STATEMENT OF FINANCIAL POSITION	2004	2005	2006	12/31/2006
(in thousands)
Cash & Equivalents	$1,031	$647	$167	$541
Percentage of Total Assets	51.3%	35.9%	13.3%	26.5%
Accounts Receivable, Net	633	858	796	1,218
Percentage of Total Assets	31.5%	47.5%	63.4%	59.6%
Inventory, Net	265	258	205	206
Percentage of Total Assets	13.2%	14.3%	16.4%	10.1%
Other Current Assets	47	33	79	71
Percentage of Total Assets	2.3%	1.8%	6.3%	3.5%
Current Assets	1,976	1,796	1,247	2,036
Percentage of Total Assets	98.2%	99.5%	99.3%	99.6%

Fixed Assets, Net	35	9	8	9
Percentage of Total Assets	1.8%	0.5%	0.7%	0.4%
Goodwill	-	-	-	-
Percentage of Total Assets	0.0%	0.0%	0.0%	0.0%
Note Receivable	-	-	-	-
Percentage of Total Assets	0.0%	0.0%	0.0%	0.0%
Other Long-Term Assets	-	-	-	-
Percentage of Total Assets	0.0%	0.0%	0.0%	0.0%
Total Assets	$2,012	$1,805	$1,255	$2,045
Percentage of Total Assets	100.0%	100.0%	100.0%	100.0%

Accounts Payable & Accrued Liabilities, Current	1,005	927	791	1,208
Percentage of Total Assets	50.0%	51.3%	63.0%	59.1%
Accrued Liabilities	128	87	104	96
Percentage of Total Assets	6.4%	4.8%	8.3%	4.7%
Current Liabilities	1,133	1,013	895	1,304
Percentage of Total Assets	56.3%	56.1%	71.3%	63.8%

Long-Term Debt	-	-	-	-
Percentage of Total Assets	0.0%	0.0%	0.0%	0.0%
Other Long-Term Liabilities	-	-	(947)	-
Percentage of Total Assets	0.0%	0.0%	-75.5%	0.0%
Total Liabilities	1,133	1,013	(52)	1,304
Percentage of Total Assets	56.3%	56.1%	-4.2%	63.8%

Stockholders' Equity	878	792	1,308	740
Percentage of Total Assets	43.7%	43.9%	104.2%	36.2%
Total Liabilities & Stockholders' Equity	$2,012	$1,805	$1,255	$2,045
Percentage of Total Assets	100.0%	100.0%	100.0%	100.0%

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Financial Position Review

Current Assets decreased 9.1% between 2004 and 2005 from $2.0 million to $1.8 million, and decreased 30.6% between 2005 and June 30, 2006 to $1.2 million.  Current Assets then increased by 63.3% as of December 31, 2006 to $2.0 million. During this period, Current Assets equaled 98.2%, 99.5%, 99.3%, and 99.6% of Total Assets, respectively. Current Assets declined between 2005 and 2006 due to a reduction in Cash and Cash Equivalents from $0.6 million to $0.2 million.  Current Assets managed to increase on December 31, 2006 due to an increase in Cash and Cash Equivalents to $0.5 million and an increase in Net Accounts Receivable from $0.8 million on June 30, 2006 to $1.2 million on December 31, 2006.

Fixed Assets decreased 74.3% from $35,000 in 2004 to $9,000 in 2005.  On June 30, 2006, Fixed Assets decreased 12.5% to $8,000, but increased again to $9,000 on December 31, 2006.  As a percentage of Total Assets, Fixed Assets equaled 1.8%, 0.5%, 0.7%, and 0.4% in each respective year.  Due mainly to the decreases in Current Assets, Total Assets decreased 10.3% between 2004 and 2005 from $2.0 million to $1.8 million, decreased 30.5% on June 30, 2006 to $1.3 million, and increased by 62.9% on December 31, 2006 to $2.0 million.

Current Liabilities declined 10.6% between 2004 and 2005 from $1.1 million to $1.0 million.  On June 30, 2006, Current Liabilities decreased 11.6% to $0.9 million.  Six months later, Current Liabilities increased by 45.7% to $1.3 million on December 31, 2006.  During the historical period, Current Liabilities equaled 56.3%, 56.1%, 71.3%, and 63.8% of Total Assets in each respective period.  There was no Long Term Debt incurred by the Company from 2004 to 2006.  In 2006, an amount of $947 million was gained as a Long Term Liability from Host America and recorded as a negative liability on the Company’s balance sheet.  This caused Total Liabilities to decrease 105.1% between 2005 and June 30, 2006 from $1.0 million to negative $52,000.

Stockholders’ Equity experienced a decrease of 9.8% between 2004 and 2005 from $0.9 million to $0.8 million.  Stockholders’ Equity increased by 65.2% on June 30, 2006 to $1.3 million, then decreased by 43.4% on December 30, 2006 to $0.7 million. The increase on June 30, 2006 was primarily due to the large offset of Long Term Liabilities in this period.  As a percentage of Current Assets, Stockholders’ Equity was 43.7%, 43.9%, 104.2%, and 36.2% on June 30, 2004, June 30, 2005, June 30, 2006, and December 31, 2006, respectively.

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Statement of Operations

	Reported, FYE 30 June			TTM
STATEMENT OF OPERATIONS	2004	2005	2006	12/31/2006
(in thousands)
Revenue	$12,820	$13,135	$12,113	$12,699
Percentage of Revenue	100.0%	100.0%	100.0%	100.0%

Cost of Goods Sold	11,653	12,002	10,944	11,359
Percentage of Revenue	90.9%	91.4%	90.4%	89.4%

Gross Profit	1,167	1,133	1,169	1,340
Percentage of Revenue	9.1%	8.6%	9.6%	10.6%

Operating Expenses	613	615	611	641
Percentage of Revenue	4.8%	4.7%	5.0%	5.0%

EBITDA	555	519	558	700
Percentage of Revenue	4.3%	3.9%	4.6%	5.5%

Depreciation & Amortization	89	26	30	31
Percentage of Revenue	0.7%	0.2%	0.2%	0.2%
Operating Income	466	492	528	669
Percentage of Revenue	3.6%	3.7%	4.4%	5.3%

Interest Expenses/(Income)	-	-	-	-
Percentage of Revenue	0.0%	0.0%	0.0%	0.0%
Non-Operating Expenses/(Income)	59	(6)	-	-
Percentage of Revenue	0.5%	0.0%	0.0%	0.0%
Earnings Before Taxes	407	498	528	669
Percentage of Revenue	3.2%	3.8%	4.4%	5.3%

Income Taxes	10	9	12	13
Percentage of Revenue	0.1%	0.1%	0.1%	0.1%
Net Income	$397	$489	$516	$656
Percentage of Revenue	3.1%	3.7%	4.3%	5.2%

Loss (income) from discont. Ops
Net Income (including (loss) income from discont. Ops	$397	$489	$516	$656
Capital Expenditures	-	-	-	-
Percentage of Revenue	0.0%	0.0%	0.0%	0.0%

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Operations Review

The Company’s Revenue, in absolute dollar value, increased 2.5% between 2004 and 2005 from $12.8 million to $13.1 million.  Revenue then experienced a decrease of 7.8% in 2006 to $12.1 million.  The decrease in Revenue in 2006 is primarily attributable to the loss of the Company’s second largest client, United Health, who purchased Oxford Health during this period.  From fiscal year 2004 to fiscal year 2006, Revenue declined at a CAGR of 2.8%.  On a trailing twelve month (TTM) basis, Revenue increased by 4.8% to $12.7 million for the twelve months ended December 31, 2006, compared to Revenue of $12.1 million in fiscal year 2006.

Cost of Goods Sold (COGS) increased by 3.0% between 2004 and 2005 from $11.7 million to $12.0 million.  In fiscal year 2006, COGS decreased by 8.8% to $10.9 million.  As a percentage of Revenue, COGS equaled 90.9%, 91.4%, and 90.4% in fiscal years 2004, 2005, and 2006, respectively.  In this two year period, COGS decreased at a CAGR of 3.1%. On a TTM basis, COGS increased by 3.8% to $11.4 million for the twelve months ended December 31, 2006, compared to fiscal year 2006.

From 2004 to 2005, Operating Expenses increased 0.3% from $613,000 to $615,000.  In 2006, Operating Expenses experienced a decrease of 0.7% to $611,000.  As a percentage of Revenue, Operating Expenses was 4.8%, 4.7%, and 5.0% in fiscal years 2004, 2005, and 2006, respectively.  This represents a decline in CAGR of 0.2% between 2004 and 2006.  According to Company management, Operating Expenses in TTM 2006 are estimated to stay at approximately the same percentage of Revenue as in fiscal year 2006.

EBITDA decreased by 6.5% between 2004 and 2005 from $555,000 to $519,000.  In 2006, EBITDA increased by 7.5% to $558,000.  As a percentage of Revenue, EBITDA fluctuated at 4.3%, 3.9%, and 4.6% in 2004, 2005, and 2006, respectively.  EBITDA increased at a CAGR of 0.3% between 2004 and 2006. On a TTM basis, EBITDA increased by 25.4% to $0.7 million for the twelve months ended December 31, 2006, compared to fiscal year 2006.

Income from Operations, or EBIT, increased by 5.6% between 2004 and 2005 from $466,000 to $492,000. In fiscal year 2006, EBIT increased by 7.3% to $528,000.  As a percentage of Revenue, EBIT was 3.6%, 3.7%, and 4.4% in fiscal years 2004, 2005, and 2006, respectively.  Between fiscal years 2004 and 2006, EBIT grew at a CAGR of 6.4%.  On a TTM basis, EBIT grew by 26.7% to $0.7 million for the twelve months ended December 31, 2006, compared to fiscal year 2006.

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Industry Dossier

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Industry Overview

▪
This industry comprises establishments primarily engaged in providing food services at institutional, governmental, commercial, or industrial locations of others based on contractual arrangements with these types of organizations for a specified period of time.

▪
The establishments of this industry provide food services for the convenience of the contracting organization or the contracting organization's customers. The contractual arrangement of these establishments with contracting organizations may vary from type of facility operated (e.g., cafeteria, restaurant, fast-food eating place), revenue sharing, cost structure, to providing personnel. Management staff is always provided by the food service contractors.

Industry Revenue Growth

▪
According to the industry consensus report released by Food Service Director (FSD) Magazine, an organization which reports on the non-commercial foodservice market, food service contractors experienced revenue growth from 2003 through 2005.

▪
Revenues at 50 contract management firms participating in FSD’s annual Contractor Industry Census Report rose 8.3% last year, topping $28 billion (up from about $26.2 billion). They did so by adding nearly 2,300 accounts to their portfolios and, they hope, by increasing sales at existing locations.

▪
At $28.4 billion, the contractors’ share of market increased from 24% in 2004 to 25.5% in 2005, according to FSD calculations of data each company submitted and revenue projections issued by industry researcher Technomic. In some cases, total revenue figures include facilities management businesses (which some companies do not itemize separately from foodservice).

▪
The industry is segmented into three tiers. Each tier consists of companies that serve a variety of markets including colleges, hospitals, long-term care facilities, schools (excluding colleges), correctional facilities, recreational facilities and military complexes. Tier 1 consists of the largest firms in the industry classified as those that generate $1 billion or more in revenue. Tier 2 consists of firms that generate revenue ranging from $100 million - $999 million, and Tier 3 consists of firms that generate revenue under $100 million.

▪	Revenue for all firms combined (Industry Total) experienced an increase in 2004 revenue of 7.6%, or $1.9 billion, to $26.4 billion and an increase of 7.6% in 2005, or $2.0 billion, to $28.4 billion.

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Performance Report for 50 Top Contract Firms

		Total Contracts		% Revenue
Contractor (headquarters location)	2005 Revenues	2005	2004	Change +/-
TIER 1 (5 companies)	$24,400,000,000	18,676	17,077	7.3
TIER 2 (9 Companies)	$2,644,387,084	1,837	1,443	11
TIER 3 (36 companies)	$1,367,183,484	2,523	2,362	9.5
GRAND TOTAL	$28,411,570,568	23,036	20,882	8.3
TIER 1: NATIONAL CONTRACT FIRMS ($1 BILLION-PLUS REVENUE)
COMPASS GROUP (Charlotte, NC)	$7,400,000,000b	8,342	7,448	14.7
ARAMARK (Philadelphia, PA)	$7,130,000,000b	4,240	3,291	3.3
SODEXHO (Gaithersburg, MD)	$6,300,000,000b	5,850	6,073	5
DELAWARE NORTH COMPANIES (Buffalo, NY)	$1,870,000,000	155	178	10
HMS HOST (Bethesda, MD)	$1,700,000,000	89	87	NC
TOTAL	$24,400,000,000	18,676	17,077	7.3
TIER 2: MIDSIZE CONTRACT FIRMS ($100-999 MILLION REVENUE)
LEVY RESTAURANTS (Chicago, IL)[c]	$610,000,000	95	96	29.8
CENTERPLATE (Spartanburg, NC)	$607,000,000	133	129	-1.5
GUEST SERVICES (Fairfax,VA)	$260,000,000	92	87	8.3
GUCKENHEIMER (Redwood Shores, CA)	$254,000,000	405	375	10.4
VALLEY SERVICES (Jackson, MS)	$223,387,084	281	275	5.2
BOSTON CULINARY GROUP (Cambridge, MA)	$212,000,000	152	140	6
THOMPSON HOSPITALITY (Herndon, VA)	$188,000,000	222	200	13.9
GOURMET SERVICES, INC. (Atlanta, GA)	$170,000,000	297	NA	NA
ANTON AIRFOOD (Washington, DC)	$120,000,000	160	141	25
TOTAL	$2,644,387,084	1,837	1,443	11
TIER 3: REGIONAL CONTRACT FIRMS (UNDER $100 MILLION REVENUE)
CULINART (Lake Success, NY)	$97,000,000	102	125	2.1
LACKMANN CULINARY SVCS. (Woodbury, NY)	$83,726,484	124	121	5.1
METZ & ASSOCIATES (Dallas, PA)	$75,000,000	90	93	2.5
SOUTHERN FOODSERVICE MGMT. (Birmingham, AL)	$68,000,000	90	91	NC
PARKHURST DINING SVCS. (Harrisburg, PA)	$67,000,000	35	32	21.8
WHITSONS CULINARY GROUP (Islandia, NY)	$66,000,000	110	100	10
MMI DINING SYSTEMS (Jackson, MS)	$63,000,000	110	113	14.6
G.A. FOODSERVICE (Saint Petersburg, FL)[a]	$59,400,000	300	300	NC
ALADDIN FOOD MGMT SERVICES (Wheeling, WV)	$59,000,000	129	64	25.5
CURA HOSPITALITY, INC. (Orefield, PA)	$53,400,000	72	67	6.6
CL SWANSON CORP (Madison, WI)	$52,000,000	100	36	409.8
SANESE SERVICES (Columbus, OH)	$52,000,000	105	103	-1.9
CREATIVE DINING SERVICES (Zeeland, MI)	$42,000,000	52	48	5
FITZ VOGT & ASSOCIATES, LTD (Walpole, NH)	$40,500,000	120	131	-12.1
ALL SEASONS SERVICES INC. (Brockton, MA)	$35,000,000	101	100	NC
EPICUREAN FEAST (Maynard, MA)	$35,000,000	85	75	2.9
CORPORATE CHEFS (Haverhill, MA)	$35,000,000	103	100	6.1
UNIDINE CORP. (Newton, MA)	$35,000,000	62	NA	NA
POMPTONIAN FOOD SERVICES (Fairfield, NJ)	$33,800,000	56	51	21.6
BROCK & COMPANY (Malvern, PA)	$30,000,000	50	65	NC
MGR FOODSERVICES (Atlanta, GA)	$30,000,000	2	2	NC
ARBOR MANAGEMENT (Addison, IL)	$28,500,000	72	70	4
FAME FOOD MANAGEMENT (Wakefield, MA)	$27,500,000	43	45	-2.8
RESTAURANT MARKETING ASSOCS. (Media, PA)	$27,500,000	21	21	NC
HOST AMERICA CORP. (Hamden, CT)	$27,040,000	76	76	NC
PRINCE FOOD SYSTEMS (Houston, NJ)	$24,000,000	28	30	3.9
WILLIAMSON HOSPITALITY SVCS. (Bluebell, PA)	$18,267,000	36	34	14.2
FOOD SERVICES INC. (Milwaukee, WI)	$13,150,000	29	28	7.4
LINTON’S MANAGED SERVICES (East Norton, PA)	$13,000,000	55	43	42.9
L.A. FOOD SERVICES (Summerville, NJ)	$12,000,000	58	58	NC
QUEST FOOD MANAGEMENT SVCS. (Glen Ellyn, IL)	$11,500,000	42	37	21.1
TRIPLE-A SERVICES (Romeoville, IL)	$11,000,000	8	8	-50
ALLEN & OHARA (Memphis, TN)	$10,400,000	5	5	11
EXPOSERVE MANAGEMENT (Tulsa, OK)	$8,500,000	6	NA	NA
CONSOLIDATED MGMT. CO. (Des Moines, IA)	$8,000,000	32	43	14.3
METROPOLITAN FOODSERVICE (Massapequa, NY)	$8,000,000	6	6	NC
ACORN FOOD SERVICES (Newton Square. PA)	$7,000,000	8	10	-17.6
TOTAL	$1,367,183,484	2,523	2,362	9.5
NOTES: NC = no change; NA = not available; a = 2004 data; b = includes facilities management and vending; c = to become part of Compass Group in April 2006

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Revenue for the Top 3 Tiers in the Food Service Industry
                                                 Revenue in Billions

Source: Food Service Magazine, 2006

Food Service Contractors

▪
Food service contractors engage in competitive bidding for client contracts. The number of clients a contractor can obtain, the agreeability of the terms of the contract into which both parties enter, and the number of those contracts that a contractor is able to renew, are critical factors of success. Food Service Director Magazine provides data relating to the number of contracts held by each firm in Tiers 1, 2 and 3 in 2003 through 2005.

▪
Contracts held by Tier 1 companies remained flat at 17,100 in 2003 and 2004 and increased 9.4% to 18,700 in 2005. Contracts associated with Tier 2 companies decreased 6.7% from 1,500 in 2003 to 1,400 in 2004 and increased 28.6% to 1,800 in 2005. Contracts held by Tier 3 companies declined 11.1% from 2,700 in 2003 to 2,400 in 2004 and increased 4.2% to 2,500 in 2005. Overall, total contracts decreased 1.9% from 21,300 in 2003 to 20,900 in 2004 and increased 10.0% to 23,000 in 2005.

▪
It is worth noting the disparity between the number of contracts held by the five companies in Tier 1 and those held by the 45 companies constituting Tiers 2 and 3. Tier 1 companies, through economies of scale, are afforded substantial bargaining power as it relates to contract negotiation and, therefore, are awarded the majority of contracts. For Example, the largest contracts negotiated during 2005 went to companies in Tiers 1 and 2. In April 2005, Sodexho (Tier 1) was granted a contract to cover 3,200 beds in 12 hospitals for Memorial Hermann Healthcare System; in May 2005, Chartwells-Thompson Hospitality (Tier 2) was awarded a contract worth over $100 million annually, covering 613 schools and over 400,000 students; Aramark (Tier 1), in September 2005, was awarded a contract of a Philadelphia school district worth about $24 million per year covering 115 schools and over 100,000 schools.

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▪
From 2003 through 2005, total contracts held by companies in Tiers 1, 2 and 3 averaged 21,700. In 2005, of the 23,000 contracts outstanding, approximately 81.3%, 7.8% and 10.9% were associated with Tier 1, 2 and 3, respectively.

Source: Food Service Magazine, 2006

Corporate Dining Market

▪
Total foodservice sales remained relatively unchanged at 100 business-and-industry (B&I) foodservice operations from 2004 to 2005, according to FSD’s annual B&I Industry Census Report.  Sales in the corporate dining market was $20.9 billion in 2005, representing 4.3% of the industry market share.

▪
That follows an increase of 5.2% from 2003 to 2004, indicating how the market, while idle, has stabilized after several years of economic adversity. Technomic’s Outlook for the B&I segment in 2006 predicts nominal growth of 2%, while the NRA Forecast says it will grow 3.7% (though contract accounts will grow 4.2%, NRA says).

▪	Meanwhile, the B&I market as a whole continues to face a formidable adversary: containing costs. This has been difficult because of gas, food costs and weather (specifically, 2005’s hurricanes).

▪
The FSD census shows that just 8% of survey participants reported increases in customer counts last year, while counts remained flat at most. Given this, the challenge of maintaining value for customers in the meal experience will remain critical in 2006 and into 2007. Consumers in this market are price-sensitive, forcing companies to keep creating value-driven meals.

▪
Meal volume averaged 60% lunch and 40% breakfast among the 100 companies, according to census calculations, with scant dinner volume. More operators, in fact, continue to look at the morning day part for growth opportunities: among those saying breakfast meal counts grew last year, they averaged 21% more meals, compared to a 16% boost for those reporting more lunch volume.

▪	Other B&I census data indicate that:
o	Operators oversee an average of 3.4 cafeterias, 2.2 dining rooms, 2.6 kiosks and two “other” facilities, such as a conference center, coffee shop or food cart.
o	54% operate vending, with close to 100 machines available.

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o	29% operate c-stores, running an average of 1.67 units.
o	Most (97%) do catering, which averages 23% of total sales.

Source: FoodService Director B&I Census Report, March 2006

Employee Culture

▪
An office worker survey shows that 75% of B&I customers frequently eat at the desk. More than 90% of corporate dining operations participating in the FSD B&I Census offer foods for grab-and-go, confirming that the shift away from meal consumption in the dining facility is now a way of life.

▪	The trend created what Impulse Research Corp., of Los Angeles calls “Cubicle Culture” and prompted it to conduct a survey last fall to determine the extent to which workers are eating at their desks.

▪
According to survey results, three-quarters of desk-workers eat at their desk at least two to three times per week. Nearly half, though, say they eat at their desk “nearly every day.” Lunch, of course, is the most frequently consumed “desk meal,” eaten by 75% of respondents. Almost 60% typically consume snacks throughout the day while 31% have breakfast at their desk.

▪
Frequency of desk-eating may be correlated to length of lunch hour. Just under 10% say they get an hour or more for lunch; about 37% say they take 30 minutes to an hour, while one-third get 15 to 30 minutes for their mid-day meal. When asked to describe their workplace culture at lunchtime, 38% of respondents said: “What lunchtime? Most people are lucky to get a bite at their desks.” Just under one-third say lunchtime offers a chance to socialize with colleagues, while the remainder call it a “relaxing diversion from work.”

▪
For nearly half of the respondents, a typical lunch included sandwiches, fruits and vegetables. About one-fifth bring leftovers from home, while another one-fifth get themselves a hot lunch (though the study doesn’t specify the source: cafeteria or restaurant).

▪	The rise of desk-eating, while convenient for workers, has health officials concerned. There are concerns that desk-eating limits workers’ physical activity and could encourage over-eating.

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Source: FoodService Director B&I Census Report, March 2006

Competitive Landscape

▪
Large international companies dominate the cost foodservice market globally. Their success is a result of the increased cost efficiencies and high standard production of meals achievable through their large economies of scale.

▪
M&A activity has created a less threatening business environment for the key players and a greater international presence. However, the rising price of basic foodstuffs may affect profit margins moving forward.

▪
Troubled Compass Group has benefited from a strong performance in the US market. The embattled company is expected to retain a small part of its travel concessions arm in the US. The struggling group is set to sell off its UK and continental European travel concession operations, the company will then possess a similar shape to its primary competitor in the US, Sodexho Alliance.

▪
Sodexho also posted a strong performance in the US market, particularly in the health and education sectors. Sodexho School Services has developed a healthy range of snacks, beverages and lunches under the increasing pressure to offer healthier school meals using the United States Department of Agriculture (USDA) guidelines. The company also runs nutrition fairs at schools, offering education on the benefits of healthy food and tasters. Sodexho is also a provider for the US Marine Corps. Ongoing efforts in the Middle East should ensure consistent demand moving forward.

Leading Companies

▪	Sodexho Alliance
o
Sodexho Alliance (Sodexho) is a leading global provider of services of food and management services, and service vouchers and cards. Worldwide, it is the second largest provider of food services and facilities management solutions. The company operates in more than 76 countries around the world. It is headquartered in Montigny Le Bretonneux, France and employs about 313,000 people.

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o
The company recorded revenues of $14,276.5 million during the fiscal year ended August 2004, a decrease of 1.7% from 2003. The decrease was primarily attributable to decline in revenues from food and management services in North America, the UK and Ireland. The operating profit of the company during fiscal 2004 was $566.4 million, an increase of 0.9% over fiscal 2003. The net profit was $227.3 million during fiscal year 2004, an increase of 13% over 2003.

▪	Compass Group PLC
o
Compass Group a foodservice organization provides food and vending services on its client's premises. The company operates in 90 countries apart from the UK. It is headquartered in Surrey, UK and employs about 402,400 people.

o
The company recorded revenues of $21,558.9 million during the fiscal year ended September 2004, an increase of 4.3% over 2003. The operating profit of the company during fiscal 2004 was $915.7 million, a decrease of 4% from fiscal 2003. The net profit was $399.2 million during fiscal year 2004, an increase of 1.4% over 2003.

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Comparable Company Selection

The Market Approach is based upon the principle of substitution.  That is, if we could find a perfect substitute for the subject company among the Comparable Companies, then the subject company’s equity should be valued as that of the perfect substitute. Unfortunately, companies may differ according to capital structure, organization, corporate strategies, size, competitive environment, profitability and growth, among other factors.  It is virtually impossible to identify companies that are identical to the company being valued; hence, use of the Market Approach requires objectivity and sound judgment.

Marshall & Stevens reviewed certain financial information of publicly traded comparable companies and established one group of comparable companies.

Based on discussions with management, Marshall & Stevens deemed the selected comparable companies to be reasonably comparable to Host America based on the industry classification, the Company’s principal competitors, and the Company’s business risk profile.

Comparable Group includes:

▪         Compass Group plc
▪         Sodexho Alliance SA

Although the companies selected for this analysis are considerably larger in size than Host America’s Corporate Dining Division, they were chosen because our research showed a very limited selection of publicly traded companies that were comparable to Host America.  ARAMARK Corporation was also considered, but was privately-held as of the date of this opinion.  Almost all other Host America’s competitors are smaller in size and privately-held.

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Income Approach Analysis

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Income Approach Assumptions

Revenue

▪
Revenue projections for fiscal years 2007 to 2009 were provided by management of the Company. Projections for fiscal years 2010 and 2011 are based on historical financial data, discussions with management, and industry research.

▪
Revenue is projected to decrease by 8.3% between 2006 and 2007 from $12.1 million to $11.1 million.  In 2008, Revenue is projected to decrease by another 3.0% to $10.8 million.  2009 shows a growth of 3.0% to $11.1 million.  In the following two years, Revenue is forecasted to grow at an annual rate of 3.0% to $11.4 million and $11.8 million in 2010 and 2011, respectively.

▪	From 2007 to 2011, Revenue is forecasted to increase at a CAGR of 1.5%.

Cost of Goods Sold

▪
In absolute dollar value, the Cost of Goods Sold (COGS) is forecasted to increase at a CAGR of 1.5% from $10.1 million in full year 2007 to $10.8 million in 2011. As a percentage of Revenue, COGS are projected to equal 91.4% in each year of the forecasted period.

Total Operating Expenses

▪
In absolute dollar value, Operating Expenses are forecasted to increase at a CAGR of 3.0% from $627,000 in full year 2007 to $707,000 in 2011. Total Operating Expenses are projected to equal 5.6% as a percentage of Revenue in 2007 and 6.0% as a percentage of Revenue each year in 2008-2011.

Depreciation & Amortization

▪
Depreciation and Amortization expenses are forecasted to equal 0.2% as a percentage of Revenue in 2007-2011.  In absolute dollar value, Depreciation and Amortization is expected to equal $23,000, $20,000, $20,000, $23,000, and $24,000 in 2007 through 2011, respectively.

EBITDA

▪
In absolute dollar value, EBITDA is projected to decrease at a CAGR of 1.7% from $328,000 in full year 2007 to $306,000 in 2011. As a percentage of Revenue, EBITDA is forecasted to equal 3.0% in 2007 and 2.6% each year thereafter in 2008 to 2011.

EBIT

▪
In absolute dollar value, EBIT is projected to decrease at a CAGR of 1.9% from $305,000 in full year 2007 to $283,000 in 2011. As a percentage of Revenue, EBIT is forecasted to equal 2.7% in 2007 and 2.4% in each year thereafter in 2008 to 2011.

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Capital Expenditures

▪
Since any new capital expenditures are paid for and maintained by the Company’s clients, there were only minimal capital expenditures estimated for the forecasted period.  Capital Expenditures are expected to equal $11,000 in the five months between February and June 2007, and $20,000, $20,000, $23,000, and $24,000 in 2008 to 2011, respectively.

	Actual						Projected
	July-Dec	Feb-June					Feb 2007-
INCOME APPROACH	12/31/2006	2007	2008	2009	2010	2011	Jan 2008
(in thousands)
Revenue	6,596	4,508	10,784	11,108	11,441	11,784	10,799
Annual Growth Rate		N/A	-2.9%	3.0%	3.0%	3.0%

Cost of Goods Sold	6,028	4,121	9,859	10,155	10,457	10,771	9,872
Percentage of Revenue	91.4%	91.4%	91.4%	91.4%	91.4%	91.4%	91.4%

Gross Profit	568	387	926	953	984	1,013	927
Percentage of Revenue	8.6%	8.6%	8.6%	8.6%	8.6%	8.6%	8.6%

Expenses	313	313	645	665	686	707	690
Percentage of Revenue	4.8%	7.0%	6.0%	6.0%	6.0%	6.0%	6.4%
EBITDA	254	74	280	289	297	306	237
EBITDA Margin	3.9%	1.6%	2.6%	2.6%	2.6%	2.6%

Depreciation & Amortization	11	11	20	20	23	24	23
Percentage of Revenue	0.2%	0.3%	0.2%	0.2%	0.2%	0.2%	0.2%
Operating Income	243	62	260	269	275	283	214
Operating Margin	3.7%	1.4%	2.4%	2.4%	2.4%	2.4%	2.0%

Interest Expenses/(Income)	-	-	-	-	-	-	-
Percentage of Revenue	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Non-Operating Expenses/(Income)	-	-	-	-	-	-	-
Percentage of Revenue	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Taxable Income	243	62	260	269	275	283	214
EBT Margin	3.7%	1.4%	2.4%	2.4%	2.4%	2.4%	2.0%

Income Taxes	-	26	108	111	114	117	89
Percentage of Revenue	0.0%	0.6%	1.0%	1.0%	1.0%	1.0%	0.8%
Net Income	243	36	152	157	161	165	125
Net Income Margin	3.7%	0.8%	1.4%	1.4%	1.4%	1.4%	1.2%

Sources of Funds:
Depreciation & Amortization	11	11	20	20	23	24	23

Uses of Funds:
Increase in Working Capital	-	(52)	(16)	17	17	18	(62)
Percentage of Revenue	0.0%	-1.2%	-0.2%	0.1%	0.1%	0.1%	-0.6%
Total Capital Expenditures	-	11	20	20	23	24	23
Percentage of Revenue	0.0%	0.3%	0.2%	0.2%	0.2%	0.2%	0.2%
Free Cash Flow	254	88	169	140	143	148	187
Percentage of Revenue	3.9%	2.0%	1.6%	1.3%	1.3%	1.3%	1.7%

Present Value Factor		0.970	0.873	0.752	0.649	0.559
Present Value, Free Cash Flow		86	147	106	93	83
Percentage of Revenue		1.9%	1.4%	1.0%	0.8%	0.7%

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Analytical Conclusions

Analysis
Invested Capital (A)	514

Residual Value:
Cash Flow in Year 2011	148
Discount Rate (After Year 2011)	16.0%
Growth Rate (After Year 2011)	3.0%
Residual Value (After Year 2011)	1,171
Present Value Factor	0.559

Discounted Residual Value (B)	655

Total Invested Capital(A + B)	1,169

Add:
Non-Operating Assets	-

Less:
Interest-Bearing Debt	-

Value of Common Equity, Controlling Interest	$ 1,170

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Sensitivity Tables

The prior analysis assumes a long-term rate of growth in free cash flow of 3.0%.  We varied the assumed long-term growth rate by ± 0.5% and the WACC by ± 0.5% to determine a range of value. Based upon the Income Approach, we concluded a range of value of $1.0 million to $1.3 million.

Terminal Growth Rate
Long Term Growth Rate of Free Cash Flow
000's	2.0%	2.5%	3.0%	3.5%	4.0%
15.0%	1,193	1,223	1,256	1,292	1,331
15.5%	1,153	1,181	1,211	1,243	1,278
16.0%	1,116	1,142	1,170	1,198	1,230
16.5%	1,082	1,105	1,130	1,157	1,186
17.0%	1,049	1,071	1,094	1,119	1,145

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Public Market Approach Analysis

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Public Market Approach Assumptions

For the public market approach, we computed the invested capital value of the Company as a multiple of earnings before interest, taxes, depreciation and amortization (EBITDA); and earnings before interest and taxes (EBIT).

The selection of comparable companies was based on discussions with management. After selecting guideline publicly-traded companies, we gathered relevant financial information on size and expected growth, and calculated liquidity, profitability, asset turnover and leverage ratios, to establish a range of performance for each ratio. We then compared the subject company’s size, expected growth and financial ratios to those of the guideline companies.

We applied multiples of 4.0 and 5.0 to the Company’s EBITDA and EBIT, respectively, for the forecasted twelve months ending January 31, 2008.  These multiples were derived by taking the average range of multiples of the guideline companies followed by a downward adjustment based on the Company’s particular characteristics. We adjusted the multiples downward due to the Company’s historical operations compared to the comparable companies, small size, and uncertainty regarding economic and industry trends.

Following the calculation of Total Invested Capital for EBITDA and EBIT, we applied a control premium of 20.0% to each. The multiples associated with the guideline publicly-traded companies reflect a minority interest, that is, reflect a lack of control on the part of the common equity share holders. The subject transaction implies a controlling interest; therefore, to account for additional value afforded by a controlling interest a control premium was applied.

The aim of the public market approach is to obtain multiples that accurately reflect what a reasonable investor would pay for $1.00 of value per EBITDA and EBIT. It is our belief, after careful review of the Company’s historical operating results, that revenue is not as a reliable and/or accurate indication of value for the Company as EBITDA and EBIT. In accordance with this observation, we omitted the revenue multiple in calculating the Company’s Total Invested Capital value. Based on the Company’s projected profitability, which was provided by management, the Company does not generate a significant amount of cash flow that supports a higher revenue multiple such as the comparable companies. We firmly believe that EBITDA and EBIT are better indications of value. In accordance with this belief, we applied multiples that more accurately what the market is willing to pay for $1.00 of value per EBTDA and EBIT for the comparable companies. Therefore, the controlling interest values for EBITDA and EBIT were weighted 50.0% each, then averaged to conclude the Common Equity, Controlling Interest value.

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Comparable Companies’ Multiples and Selected Multiples

MARKET APPROACH	Ticker	EV/ EBITDA	EV/ EBIT
TTM Multiples

Comparable Companies
Compass Group plc	CPG	11.3	16.2
Sodexho Alliance SA	SW	12.7	16.1

Multiple Ranges for Comparable Companies

		EBITDA	EBIT
Minimum		11.3	16.1
Average		12.0	16.2
Median		12.0	16.2
Maximum		12.7	16.2
Selected		4.0	5.0

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Analytical Conclusions

	EBITDA	EBIT
Minimum	11.3	16.1
Average	12.0	16.2
Median	12.0	16.2
Maximum	12.7	16.2
Selected	4.0	5.0

	EBITDA	EBIT
FORECASTED 12 MONTHS ENDING JANUARY 31, 2008	$237	$214

Selected Multiple	4.0	5.0

Invested Capital, Minority Interest	948	1,069

Add:
Control Premium (20.0%)	190	214
Invested Capital, Controlling Interest	1,138	1,283

Weights	50%	50%

Invested Capital, Controlling Interest	1,210

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Range of Values

We varied the EBITDA and EBIT multiples by ± 1.0 to determine a range of value on a controlling basis, based upon the Public Market Approach, of $0.9 million to $1.5 million.

						Common Equity, Controlling Interest
		Forecasted 12 Mos.	Range of			Range of Values
		Feb 2007 - Jan 2008	Multiples			(000s)

EBITDA		$237	3.0	-	5.0	$853	-	$1,422

EBIT		$214	4.0	-	6.0	$1,026	-	$1,539

Weightings:
EBITDA	50%
EBIT	50%

						Low Range		High Range
EBITDA						$ 427	-	$ 711

EBIT						$ 513	-	$ 770

Range of Values						$ 940		$ 1,481

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Summary of Value

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Summary of Value

HOST AMERICA CORP. - CORPORATE DINING
$ in 000s

Summary of Value	Low	Mean	High

Income Approach	$1,049	$1,170	$1,331

Market Approach	$940	$1,210	$1,481

Value of Common Equity	$995	$1,190	$1,406

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Premium Analysis

HOST AMERICA CORP. - CORPORATE DINING
$ in 000s

Summary of Value	Low	Mean	High

Income Approach	$1,049	$1,170	$1,331

Market Approach	$940	$1,210	$1,481

Value of Common Equity	$995	$1,190	$1,406

Purchase Price	$1,200	$1,200	$1,200

Purchase Price Premium	20.7%	0.8%	-14.6%

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Appendices

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Comparable Company Profiles

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Compass Group plc (LSE:CPG)

Compass Group PLC, together with its subsidiaries, operates as a food service company. It offers a range of foodservice and support service solutions worldwide. The company primarily serves the business and industry; fine dining; healthcare and seniors; education; sports and leisure; defense, offshore, and remote sites; and vending market sectors. Compass Group was founded in 1941 and is headquartered in Chertsey, the United Kingdom.

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 Sodexho Alliance SA (ENXTPA:SW)

Sodexho Alliance, SA provides food and management services primarily in North America, Continental Europe, the United Kingdom, and Ireland. It operates in two segments, Food and Facilities Management Services, and Service Vouchers and Cards. The Food and Facilities Management Services segment provides outsourced food and facilities management services to businesses, public agencies and institutions, long-term and short-term healthcare facilities, universities, and primary and secondary schools. Its food services include food and beverage procurement and preparation, as well as the operation and maintenance of food service and catering facilities. This segment also provides facilities management services, including physical plant operations and maintenance, energy management, grounds keeping, housekeeping, custodial and janitorial, technical maintenance, on-site laundry, and other services. As of August 31, 2006, the company operated approximately 28,300 individual outlets in 80 countries worldwide. The Service Vouchers and Cards segment issues and manages the provision of paper and debit-card vouchers to its clients’ employees for food, products, and services, as well as the provision of various welfare benefits from government clients to their constituents. Sodexho Alliance was founded in 1966 and is based in Montigny-le-Bretonneux, France.

Opinion of Fairness                                                                                                                                                                                                                                                            April 16, 2007
Presented to

[Lindley Food Service Corporation LOGO]

By

Marshall & Stevens, Inc.
355 S. Grand Ave. Suite 1750
Los Angeles, Ca. 90071
(t) 213.612.8000
(f) 213.612.8010

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              Chicago• Los Angeles• New York• Philadelphia• San Francisco• St. Louis• Tampa

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Summary of the Engagement

On January 16, 2007, Lindley Acquisition Corporation (hereinafter referred to as “Lindley Acquisition Corporation” or the “Buyer”) delivered to Lindley Food Service Corporation (hereinafter referred to as “Lindley Food Service” or the “Company”) a Letter of Intent (herein referred to as the “LOI”) delineating its interest in acquiring 100% of the assets utilized by the Company in connection with its contract packaging, school meals and senior food service business.

Marshall & Stevens, Inc. (hereinafter referred to as “Marshall & Stevens”) was engaged on February 7, 2007, to render an opinion as to the fairness, from a financial perspective, of the consideration to be received by the shareholders of Lindley Food Service (hereinafter referred to as the “Shareholders”) should Lindley Food Service accept Lindley Acquisition Corporation’s current offer.

Due to the limited scope of this engagement, Marshall & Stevens did not initiate discussions with third parties regarding a possible acquisition of Lindley Food Service, provide any advice on the structure of the transaction, or provide services other than investigational analysis necessary to enable it to deliver its opinion of fairness.

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Table of Contents

Transaction Overview                                                                                                                                                                       1

Procedures                                                                                                                                                                                       8

Methodology                                                                                                                                                                                   11

Target Company Dossier                                                                                                                                                                 14

Industry Dossier                                                                                                                                                                              22

Income Approach Analysis                                                                                                                                                              31

Public Market Approach Analysis                                                                                                                                                    37

Summary of Value                                                                                                                                                                          43

Appendices                                                                                                                                                                                    46

Comparable Companies Profiles                                                                                                                                                      47

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Transaction Overview

1

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Transaction Timeline

Date	Event
January 16, 2007	Lindley Acquisition Corporation expresses interest in acquiring 100% of the Company’s assets in a Letter of Intent addressed to the management of the Company.
February 7, 2007	Lindley Food Service retains Marshall & Stevens and charges Marshall & Stevens with the preparation of a Fairness Opinion relating to the potential transaction.
February 15, 2007
Marshall & Stevens conducts due diligence session with Mr. David A. Murphy of Host America Corporation and Mr. Gilbert J. Rossomando of Lindley Food Service Corporation at the Company’s headquarters in New Haven, Connecticut to discuss the Company, history, revenue, operations, financials, and long-term strategy.

February 19, 2007
Marshall & Stevens conducts a conference call with the Executive Committee of Host America Corporation to discuss the Company’s operations, financials, transaction strategy, and rationale. Also, information obtained during the due diligence session was reviewed.

February 23, 2007	Marshall & Stevens presents its fairness opinion of Lindley Acquisition Corporation’s acquisition of the Lindley Food Service to Executive Committee.

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Purchase Price

The aggregate purchase price for Lindley Food Service will consist of Cash Consideration in an amount determined as of the Closing Date. The Cash Consideration will be equal to the Initial Net Asset Value, defined as Total Assets minus Assumed Liabilities as of September 30, 2006, plus $100,000 minus the Adjustment Amount. The Adjustment Amount (which may be positive or negative) will be equal to the amount determined by subtracting the Net Asset Value of the Company on the Closing Date from the Initial Net Asset Value of the Company as of September 30, 2006.

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Terms of the Transaction

▪	Lindley Acquisition Corporation proposes to acquire 100% of the assets utilized by the Company in connection with its contract packaging, school meals and senior food service business.

▪	According to the sequence of events described on page 2, the Proposed Transaction has evolved to be defined by the following terms:

Consideration:
The aggregate purchase price for Lindley Food Service Corporation will consist of Cash Consideration in an amount determined as of the Closing Date. The Cash Consideration will be equal to the Initial Net Asset Value, defined as Total Assets minus Assumed Liabilities as of September 30, 2006, plus $100,000 minus the Adjustment Amount. The Adjustment Amount (which may be positive or negative) will be equal to the amount determined by subtracting the Net Asset Value of the Company on the Closing Date from the Initial Net Asset Value of the Company as of September 30, 2006.

Authorization:
The Company cannot consummate the Merger unless and until it receives the Requisite Company Stockholder Approval. This Agreement constitutes the valid and legally binding obligation of Company, enforceable in accordance with its terms and conditions.

Competing Offers:
Lindley Food Service may not solicit, initiate, or encourage the submission of any proposal or offer from any Person relating to the acquisition of any Equity Interests or any Acquired Entity until after December 31, 2006.

Form of Transaction:	Cash consideration in the amount stipulated in the purchase agreement.
Final Documentation:
The parties shall use their good faith best efforts to negotiate, prepare and finalize a merger agreement setting forth the above summarized terms and conditions typical for such transactions. Neither party shall be bound until a final written agreement is executed by both parties.

Financing:	Upon execution of the definitive merger agreement.

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Transaction Rationale

▪	Host America deems necessary the sale of Lindley Food Service Corporation to free up existing assets and attract additional capital to facilitate growth of the energy management segment of operations.

▪	For the above reason, management of Host America deems the sale of Lindley Food Service Corporation to be in the best interest of Host America and its Shareholders.

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Implied Valuation Analysis

LINDLEY FOOD SERVICE CORP.

Summary of Value	Low	Mean	High

Income Approach	$1,882	$2,310	$2,965

Market Approach	$1,824	$2,180	$2,535

Value of Common Equity	$1,853	$2,245	$2,750

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Premium Analysis

LINDLEY FOOD SERVICE CORP.

Summary of Value	Low	Mean	High

Income Approach	$1,882	$2,310	$2,965

Market Approach	$1,824	$2,180	$2,535

Value of Common Equity	$1,853	$2,245	$2,750

Purchase Price	$2,500	$2,500	$2,500

Purchase Price Premium	34.9%	11.4%	-9.1%

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Procedures

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Due Diligence

▪	In arriving at our Opinion, we inquired into, analyzed and reviewed, as deemed necessary and appropriate by us, information including, but not limited to:

▪	Lindley Food Service’s audited financial statements for the Fiscal Years ended June 30, 2004, 2005 and 2006 and the trailing twelve month (TTM) period ending December 31, 2006.

▪	Publicly available financial data concerning certain companies deemed comparable, by Marshall & Stevens;

▪	Third party reports concerning the food contracting services industry;

▪	Research analyst reports regarding Host America Corporation, particularly the Host America’s food contracting services segment of operations;

▪	Brochures and literature related to Lindley Food Service;

▪
Considered the nature of Lindley Food Service ’s business, history, revenue, earnings before interest and taxes, depreciation and amortization (EBITDA), earnings before interest and taxes (EBIT), book capital, and total assets for fiscal years ended June 30, 2004, 2005 and 2006 and the TTM period ending December 31, 2006;

▪	Considered Lindley Food Service ’s future revenue, EBITDA, EBIT, dividend-paying capacity, and overall financial health;

▪	Analyzed financial statements, prices and other materials regarding certain comparable and publicly traded companies involved in the food contracting services industry;

▪	Compared particular statistical and financial information of Lindley Food Service to particular statistical and financial information of certain comparable and publicly traded companies;

▪	Analyzed prevailing rates of return on debt and equity capital;

▪	Analyzed materials discussing the general industry and specific economic outlook;

▪	Conducted interviews with management.

In rendering this Opinion, we have relied upon, without independent verification, the accuracy and completeness of all financial and other information publicly available or furnished to us by the Company.  We have assumed there has been no material adverse change in the business or financial condition of the Company subsequent to the date of the latest financial information provided to us or subsequent to the time that such information was provided to us.

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Assumptions & Limiting Conditions

▪
No investigation of legal title was made, and we render no opinion as to ownership of the property or condition of its title.  However, we assume good title to the Company’s assets and that the title of said assets is marketable.

▪
The date of Opinion is as of April 16, 2007.  The dollar amount of any value reported is based upon the purchasing power of the U.S. dollar as of that date.  The analyst assumes no responsibility for economic or physical factors occurring subsequent to the Valuation Date which may affect the Opinion reported.

▪
The Company’s headquarters was visited during the course of this assignment. In addition, numerous conference calls were conducted with the Senior Management of both Lindley Food Service and Lindley Acquisition Corporation.

▪
Information supplied by others that was considered in this Opinion is from sources believed to be reliable, and no further responsibility is assumed for its accuracy.  We reserve the right to make such adjustments to the Opinion herein reported as may be required by consideration of additional or more reliable data that may become available.

▪
We assume there are no hidden or unexpected conditions of the assets of the Company that would adversely affect this Opinion.  Further, we have inquired of the Company’s management and were informed that there are no hidden or unexpected conditions associated with the Company’s assets that would adversely affect value.

▪	The fee for the formation and reporting of these conclusions is not contingent upon the Opinion expressed.

▪	Neither the analysts involved nor any officer or director of Marshall & Stevens has any financial interest in the Company.

▪
This Opinion and supporting notes are confidential.  Neither all nor any part of the contents of this Opinion shall be copied or disclosed to any party other than as set forth herein or conveyed to the public, orally or in writing through advertising, public relations, news, sales or in any other manner without the prior written consent and approval of both Marshall & Stevens and its client.

▪	Testimony or attendance in court by reason of this Opinion shall not be required unless arrangements for such services have previously been made.

▪	Our conclusions assume the continuation of prudent management policies over whatever period of time is reasonable and necessary to maintain the character and integrity of the Company.

▪
Marshall & Steven’s Opinion is based upon facts and data appearing in the Opinion and on current standards of valuation practice and procedure.  We assume no responsibility for changes in market conditions.  The conclusion stated in this Opinion is for the specific purpose as set forth in this Opinion and it is not valid for any other purpose.

▪
No opinion is intended to be expressed for matters which require legal or specialized expertise, investigation or knowledge beyond that customarily employed by financial consultants. This Opinion does not address issues of law, engineering or code conformance.

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Methodology

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Income Approach Methodology

▪
The Income Approach is based upon the principle of anticipation. The Market Value of Invested Capital of a company is equal to the total present value of the perpetual stream of free cash flow it is expected to generate.

▪
To apply the Income Approach, we project revenue from the Valuation Date to the end of the current fiscal year and for a certain number of years thereafter, assuming that cash flow is received in the middle of each applicable period. From each period’s revenue projection, we subtract forecasted expenses, depreciation, and taxes; add non-cash charges; and subtract other cash charges to derive net cash flow.

▪
We calculate the present value of periodic cash flow using the company’s Weighted Average Cost of Capital (WACC). At the end of the projection period, we assume that free cash flow will grow at a constant rate in perpetuity and calculate the present value of the perpetual stream of cash flow.

Market Approach Methodology

▪
The Market Approach is based upon the principle of substitution.  That is, if we could find a perfect substitute for the subject company among the Comparable Companies, then the subject company’s equity should be valued as that of the perfect substitute.  Unfortunately, companies may differ according to capital structure, organization, corporate strategies, size, competitive environment, profitability and growth, among other factors.  It is virtually impossible to identify companies that are identical to the company being valued; hence, use of the Market Approach requires objectivity and sound judgment.

▪
In theory, multiples of EBITDA and EBIT incorporate historical and possibly forecasted free cash flow, the proper discount rate, and industry growth rates.  However, since there are no true perfect substitutes among companies, estimation of all such measures are error prone.  Since both the Income and Market Approaches are subjective, we review the value indications in tandem to determine the value conclusion.

▪
We calculated ratios of Enterprise Value to both EBITDA and EBIT for each Comparable Company.  Such multiples represent the market value of one dollar of EBITDA and EBIT, respectively. By applying selected multiples to the subject company’s EBITDA and EBIT for the forecasted twelve month period ending January 31, 2008, we derive estimates of the Enterprise Value of the company. We calculate the value of Stockholders’ Equity using the Market Approach in the same manner in which we compute such value using the Income Approach.

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Definitions

▪
Fair Market Value:  The amount at which a property would change hands between a willing buyer and willing seller, each having reasonable knowledge of all pertinent facts and neither being under compulsion to buy or sell.

▪	Market Value of Invested Capital: The total value of capital held by all investors in a company.

▪	Enterprise Value: Market Value of Invested Capital, less the value of cash and cash equivalents.

▪	Stockholders’ Equity: The fair value of a company’s net assets.

▪
Controlling Interest: Any number of shares that represent a swing block that, when exercised, can influence a company’s operating, investing or financing decisions. Generally, this an ownership interest of or in excess of 50% constitutes a controlling interest.

▪	Minority Interest: Any number of shares that is less than a Controlling Interest in a company.

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Target Company Dossier

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Company Overview

▪
Lindley Food Service Corporation provides proportioned unitized meals for governmental programs, such as senior nutrition programs, Head Start programs, school breakfast, and summer school programs, primarily under fixed-price contracts in Connecticut, Florida, Indiana, Massachusetts, and Rhode Island. It also offers packaged microwavable senior meals for its ‘meals-on-wheels’ programs. The company is based in New Haven, Connecticut, and currently operates with 80 employees. Lindley Food Service Corporation is a wholly owned subsidiary for Host America Corporation, as of June 30, 2004.

Company Clients

The majority of the Company’s clients are located in the cities of Bridgeport, New Haven and Waterbury, Connecticut. Customers consist of senior nutrition/senior congregate programs, public schools, Meals on Wheels programs and summer programs for camps, community and summer school. Clients enter into contractual agreements with Lindley Food Services for a stipulated time period (usually from one to four years), after which the contract can expire or be renewed. According to customer lists provided by management, as of January 2007, the Company had 67 customers: 29 customers with renewing contracts, 31 customers with either no contract renewal clause or month-to-month service agreements, and seven customers who had cancelled contracts.

Company Management

▪	Mr. Gilbert Rossomando, President of Lindley Food Services, Inc.

Mr. Rossomando handles cost analysis, sales and marketing, contract bidding and employee policies. Currently, he is focusing on developing new venues through customized programs that combine the on-site management and commissary support strengths of the company.

▪	Mr. Mark Cerreta, Executive Vice President of Lindley Food Services, Inc.

Mr. Cerreta is responsible for the day-to-day operations of Lindsey’s three facilities located in New Haven, Bridgeport and Westport and is responsible for all of Lindley’s purchasing contracts and transportation functions. Currently he is working on “shelf stable” products and combining services to maximize the company’s abilities.

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Analysis of Financial Performance

There are three primary financial statements: the balance sheet, income statement, and statement of cash flows. In accordance with the purpose of this valuation, we deemed most pertinent the analysis of the balance sheet and income statement. The balance sheet records a company’s financial information (assets, liabilities, and net worth) as of a single moment in time.  The value of a company’s assets equals the combined value of its liabilities and net worth. The income statement records the flow of revenue and expenses that contribute to net income over a single period of time.  Net income is either used to increase a company’s retained earnings (which appear on the balance sheet as part of a company’s net worth) or is distributed to shareholders in the form of dividends.

The Balance Sheet

Every company expects to convert its assets into revenue at a future point in time.  To accumulate such assets, the company may incur liabilities. The difference between the value of a company’s assets and the value of its liabilities equals the company’s net worth.  A company may expect to convert its assets into revenue within one year (such assets are considered current) or within a period in excess of one year (such assets are considered non-current). Likewise, a company may expect to have to redeem its liabilities within one year (such liabilities are considered current) or within a period in excess of one year (such liabilities are considered non-current).

Current assets typically yield short-term rates of return or represent a short-term cost of capital, and may include cash and cash equivalents, receivables the company expects to collect within one year, inventory the company expects to sell within one year, and prepaid expenses the company expects to offset against revenue within one year.  Non-current assets typically yield long-term rates of return or represent a long-term cost of capital, and may include a company’s fixed assets and other long-term investments.  Current liabilities may include payables, short-term notes, and the current portion of long-term debt that the company expects to settle within one year.  Non-current liabilities may include the portion of long-term debt that is not expected to be redeemed within one year and other long-term liabilities.  A company’s equity may be composed of paid-in capital (the amount that the company’s owners have contributed to the company over time), retained earnings (an accumulation of net income earned by the company, less amounts paid to date as dividends to the company’s owners), treasury stock (forms of equity held by the company itself), and other various forms of equity.

The Income Statement

Revenue received during a single period of time and the cost of producing the goods and services sold are recorded on the income statement.  After subtracting the cost of sales from revenue, a company realizes its gross profit.  Firms also incur expenses related to operating its business.  Although these costs cannot be associated directly with any product, they must be reflected in the income a company recognizes in each period.  After subtracting such operating expenses from gross profit, a company realizes its operating profit.  Typically such operating profit includes the periodic expense associated with depreciation and amortization of the company’s assets.  A company realizes its earnings before interest, taxes, depreciation and amortization (EBITDA) by adding such expense for depreciation and amortization back to operating profit.  A company may receive income from or pay expenses to other sources, such as external investments.  Such income or expenses may include the value of interest due from its holdings or payable on its debt.  After subtracting both amounts related to such income or expense and income taxes from operating income, a company may realize its net income for the period.

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Statement of Financial Position

	Reported, FYE 30 June
STATEMENT OF FINANCIAL POSITION	2004	2005	2006	12/31/2006
(in thousands)
Cash & Equivalents	$80	$242	$338	$111
Percentage of Total Assets	1.0%	5.5%	7.4%	2.6%
Accounts Receivable, Net	2,034	2,577	2,747	2,634
Percentage of Total Assets	25.8%	59.0%	60.3%	62.5%
Inventory, Net	432	401	433	471
Percentage of Total Assets	5.5%	9.2%	9.5%	11.2%
Prepaid Expenses	36	24	5	117
Percentage of Total Assets	0.5%	0.5%	0.1%	2.8%
Other Current Assets	127	55	123	81
Percentage of Total Assets	1.6%	1.3%	2.7%	1.9%
Current Assets	2,711	3,300	3,647	3,414
Percentage of Total Assets	34.4%	75.5%	80.1%	81.1%

Fixed Assets, Net	679	731	552	476
Percentage of Total Assets	8.6%	16.7%	12.1%	11.3%
Goodwill	3,979	-	-	-
Percentage of Total Assets	50.5%	0.0%	0.0%	0.0%
Deposits	-	18	33	-
Percentage of Total Assets	0.0%	0.4%	0.7%	0.0%
Escrow Accounts	-	250	250	250
Percentage of Total Assets	0.0%	5.7%	5.5%	5.9%
Other Long-Term Assets	508	72	72	72
Percentage of Total Assets	6.4%	1.6%	1.6%	1.7%
Total Assets	$7,876	$4,371	$4,553	$4,212
Percentage of Total Assets	100.0%	100.0%	100.0%	100.0%

Notes Payable - Food Brokers	-	$22	$14	$14
Percentage of Total Assets	0.0%	0.5%	0.3%	0.3%
Installment Notes Payable	-	87	80	-
Percentage of Total Assets	0.0%	2.0%	1.7%	0.0%
Accounts Payable	969	1,438	1,432	1,237
Percentage of Total Assets	12.3%	32.9%	31.5%	29.4%
Accrued Liabilities	115	364	194	206
Percentage of Total Assets	1.5%	8.3%	4.3%	4.9%
Other Current Liabilities	78	-	-	83
Percentage of Total Assets	1.0%	0.0%	0.0%	2.0%
Current Liabilities	1,161	1,912	1,721	1,540
Percentage of Total Assets	14.7%	43.7%	37.8%	36.6%

Long-Term Debt - Food Brokers	-	428	413	406
Percentage of Total Assets	0.0%	9.8%	9.1%	9.6%
Other Long-Term Liabilities	(77)	937	773	340
Percentage of Total Assets	-1.0%	21.4%	17.0%	8.1%
Total Liabilities	1,085	3,276	2,907	2,287
Percentage of Total Assets	13.8%	74.9%	63.8%	54.3%

Stockholders' Equity	6,791	1,095	1,646	1,925
Percentage of Total Assets	86.2%	25.1%	36.2%	45.7%
Total Liabilities & Stockholders' Equity	$7,876	$4,371	$4,553	$4,212
Percentage of Total Assets	100.0%	100.0%	100.0%	100.0%

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Financial Position Review

Current Assets increased 21.7% from $2.7 million as of June 2004 to $3.3 million as of June 2005 and increased 10.5% to $3.6 million as of June 2006. As of December 2006, Current Assets declined 6.4% to $3.4 million. The increase as of June 2005 and 2006 was due primarily to heightened Cash & Cash Equivalents and Accounts Receivable. Cash & Cash Equivalents increased from $80,000 as of June 2004 to $242,000 as of June 2005 and continued upward by 39.7% to $338,000 as of June 2006. During the same period, Accounts Receivable increased 26.7% from $2.0 as million as of June 2004 to $2.6 million as of June 2005 and, as of June 2006, expanded 6.6% to $2.7 million. As of December 2006, Cash & Cash Equivalents and Accounts Receivable declined to $111,000 and $2.6 million, respectively, which was the cause of the overall reduction in Current Assets. As a percentage of Total Assets, Current Assets equaled 34.4%, 75.5%, 80.1% and 81.1% in each respective period.

Fixed Assets increased 7.7% from $679,000 as of June 2004 to $731,000 as of June 2005. As of June 2006, Fixed Assets declined 24.5% to $552,000 and fell 13.8% further to $476,000 as of December 2006. As a percentage of Total Assets, Fixed Assets equaled 8.6%, 16.7%, 12.1% and 11.3%, respectively. Goodwill was present on the books only in 2004, totaling approximately $4.0 million. During this period, Goodwill was responsible for Total Assets being comparatively higher than Total Assets in all the other historical periods. Also listed as Long Term Assets were Deposits, which totaled $18,000 and $33,000 as of June 2005 and 2006, representing 0.4% and 0.7% in each respective period. Escrow was absent from the balance sheet as of June 2004 and totaled $250,000 in each period thereafter. As of June 2005, 2006 and December 2006, Escrow equaled 5.7%, 5.5% and 5.9% of Total Assets, respectively. Other Long Term Assets total $508,000 as of June 2004 and equaled $72,000 in each period thereafter. As a percentage of Total Assets, Other Long Term Assets equaled 6.4%, 1.6%, 1.6% and 1.7%, respectively. It is worth noting as of June 2004, Other Long Term Assets was comprised of Customers Lists. From June 2005 through December 2006, Customer Lists were not present on the balance sheet. Overall, Total Assets decreased 44.5% from $7.9 million as of June 2004 to $4.4 million as of June 2005. As of June 2006, Total Assets rose 4.2% to $4.6 million and declined 7.5% to $4.2 million as of December 2006.

Current Liabilities increased 64.7% from $1.2 million as of June 2004 to $1.9 million as of June 2005 and decreased 9.9% to $1.7 million as of June 2006. As of December 2006, Current Assets declined 10.5% to $1.5 million. As a percentage of Total Assets, Current Liabilities accounted for 14.7%, 43.7%, 37.8% and 36.6% as of June 2004, 2005, 2006 and December 2006, respectively. Notes Payable to Food Brokers (Notes Payable) was absent form the balance sheet as of June 2004. As of June 2005, Notes Payable equaled $22,000 and declined 36.4% to $14,000 as of June 2006. As of December 2006, Notes Payable remained flat at $14,000. As a percentage of Total Assets, Notes Payable to Food Brokers equaled 0.5%, 0.3% and 0.3% in June 2005, 2006 and December 2006, respectively. As of June 2004 and December 2006, Installment Notes Payable were absent from the balance sheet. As of June 2005, Installment Notes Payable equaled $87,000 and decreased 8.1% to $80,000 as of June 2006. As a percentage of Total Assets, Installment Notes Payable equaled 2.0% and 1.7% in June 2005 and 2006, respectively. Accrued Liabilities increased by $249,000 from $115,000 in June 2004 to $364,000 in June 2005. As of June 2006, Accrued Liabilities declined to $194,000 and increased 6.2% to $206,000 as of December 2006. As a percentage of Total Assets, Accrued Liabilities represented 1.5%, 8.3%, 4.3% and 4.9% in June 2004, 2005, 2006 and December 2006, respectively. Other Current Liabilities totaled $78,000, or 1.0% of Total Assets, as of June 2004 and $83,000, or 2.0% of Total Assets, as of December 2006.

Long Term Liabilities consist of Long Term Debt to Food Brokers and Other Long Term Liabilities. Long Term Debt to Food brokers was absent from the balance sheet as of June 2004, but equaled $428,000, $413,000 and $406,000 as of June 2005, 2006 and December 2006, respectively. During this period, Long Term Debt equaled 9.8%, 9.1% and 9.6% of Total Assets. Other Long Term Liabilities consist predominately of inter company debt and accounts for a significant portion of Total Liabilities. As of June 2004, Other Long Term Liabilities equaled negative $77,000, or negative 1.0% Total Assets. Other Long Term Liabilities declined 17.5% from $937,000 as

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of June 2005 to $773,000 as of June 2006 and decreased 56.0% to $340,000 as of December 2006. As a percentage of Total Assets, Other Long Term Liabilities equaled 21.4%, 17.0% and 8.1% in June 2005, 2006 and December 2006, respectively. Stockholders’ Equity was significant as of June 2004 at $6.8 million. This period represents an anomaly as a large amount of Goodwill associated with Host America Corp. was listed on the books only in 2004. Stockholders’ Equity totaled $1.1 million, increased 50.3% to $1.6 million as of June 2006 and climbed 17.0% to $1.9 million as of December 2006. As of each period from June 2004 to December 2006, Stockholders’ Equity totaled 86.2%, 25.1%, 26.2% and 45.7% respectively.

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Statement of Operations

	Reported, FYE June 30			TTM
STATEMENT OF OPERATIONS	2004	2005	2006	12/31/2006
(in thousands)
Revenue	$12,057	$14,459	$15,228	$15,310
Percentage of Revenue	100.0%	100.0%	100.0%	100.0%

Cost of Goods Sold	9,496	11,809	12,052	11,027
Percentage of Revenue	78.8%	81.7%	79.1%	72.0%

Gross Profit	2,561	2,650	3,176	4,283
Percentage of Revenue	21.2%	18.3%	20.9%	28.0%

Operating Expenses	1,937	2,201	2,265	3,086
Percentage of Revenue	16.1%	15.2%	14.9%	20.2%

EBITDA	624	450	912	1,197
Percentage of Revenue	5.2%	3.1%	6.0%	7.8%

Depreciation & Amortization	212	427	268	262
Percentage of Revenue	1.8%	3.0%	1.8%	1.7%
Operating Income	412	23	644	935
Percentage of Revenue	3.4%	0.2%	4.2%	6.1%

Interest Expenses/(Income)	-	-	45	43
Percentage of Revenue	0.0%	0.0%	0.3%	0.3%
Non-Operating Expenses/(Income)	71	(3)	(0)	236
Percentage of Revenue	0.6%	0.0%	0.0%	1.5%
Earnings Before Taxes	341	26	599	656
Percentage of Revenue	2.8%	0.2%	3.9%	4.3%

Income Taxes	15	30	48	48
Percentage of Revenue	0.1%	0.2%	0.3%	0.3%
Net Income	$326	($4)	$551	$608
Percentage of Revenue	2.7%	0.0%	3.6%	4.0%

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Operations Review

Lindley Food Service’s Revenue, in absolute dollar value, increased 20.0% from $12.1 million in 2004 to $14.5 million in 2005 and expanded 5.3% to $15.2 million in 2005. From 2004 through 2006, Revenue increased at a CAGR of 12.4%. As of the trailing twelve month (TTM) period ended December 31, 2006, the Company generated $15.3 million in Revenue, marking 0.5% growth over fiscal year (FY) 2006. Worth noting is the fact that in the latter part of FY 2006, food service contracts were lost. Revenue that will be lost due to dropped contracts is not reflected in the TTM figures. Forecasts for the 2007 through 2011 period take into consideration the lost contracts and, therefore, better reflect future operations and profitability of the Company.

The Cost of Goods Sold (COGS) increased 24.4% from $9.5 million in 2004 to $11.8 million in 2005 and rose 2.1% to $12.1 million in 2006. As a percentage of Revenue, COGS equaled 78.8%, 81.7% and 79.1% in 2004, 2005 and 2006, respectively. As of the TTM period ended December 31, 2006, the COGS equaled $11.0 million, reflecting an 8.5% decline over FY 2006.

Operating Expenses increased 13.6% from $1.9 million in 2004 to $2.2 million in 2005 and expanded 2.9% to $2.3 million in 2006. As a percentage of Revenue, Operating Expenses equaled 16.1%, 15.2% and 14.9% in 2004, 2005 and 2006, respectively. During the historical period, Operating Expenses increased in terms of absolute dollars, but declined as a percentage of Revenue. This represents a positive trend for the Company. As of the TTM period ended December 31, 2006, the Operating Expenses equaled $3.1 million, or 20.2% of Revenue.

During the historical period, earnings before interest, taxes, depreciation and amortization (EBIT) declined from $624,000 in 2004 to $450,000 in 2005. During 2006, EBITDA experienced significant growth, increasing by $462,000 to $912,000. As a percentage of Revenue, EBITDA equaled 5.2%, 3.1% and 6.0%, in 2004, 2005 and 2006, respectively. As of the TTM period ended December 31, 2006, the EBITDA equaled $1.2 million, or 7.8% of Revenue.

Income from Operations, or earnings before interest and taxes (EBIT), exhibited trends similar to EBITDA. EBIT decreased $389,000 from $412,000 in 2004 to $23,000 in 2005 and rose by $23,000 to $644,000 in 2006. As a percentage of Revenue, EBIT equaled 3.4%, 0.2% and 4.2% in 2004, 2005 and 2006, respectively. As of the TTM period ended December 31, 2006, the EBIT equaled $935,000, or 6.1% of Revenue.

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Industry Dossier

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Industry Overview

▪
This industry comprises establishments primarily engaged in providing food services at institutional, governmental, commercial, or industrial locations of others based on contractual arrangements with these types of organizations for a specified period of time.

▪
The establishments of this industry provide food services for the convenience of the contracting organization or the contracting organization's customers. The contractual arrangement of these establishments with contracting organizations may vary from type of facility operated (e.g., cafeteria, restaurant, fast-food eating place), revenue sharing, cost structure, to providing personnel. Management staff is always provided by the food service contractors.

Industry Revenue Growth

▪
According the industry consensus report released by Food Service Director (FSD) Magazine, an organization which reports on the non-commercial foodservice market, food service contractors experienced revenue growth from 2003 through 2005.

▪
Revenues at 50 contract management firms participating in FSD’s annual Contractor Industry Census Report rose 8.3% last year, topping $28 billion (up from about $26.2 billion). They did so by adding nearly 2,300 accounts to their portfolios and by increasing sales at existing locations.

▪
At $28.4 billion, the contractors’ share of market increased from 24% in 2004 to 25.5% in 2005, according to FSD calculations of data each company submitted and revenue projections issued by industry researcher Technomic. In some cases, total revenue figures include facilities management businesses (which some companies do not itemize separately from foodservice).

▪
The industry is segmented into three tiers. Each tier consists of companies that serve a variety of markets including colleges, hospitals, long-term care facilities, schools (excluding colleges), correctional facilities, recreational facilities and military complexes. Tier 1 consists of the largest firms in the industry classified as those that generate $1 billion or more in revenue. Tier 2 consists of firms that generate revenue ranging from $100 million - $999 million, and Tier 3 consists of firms that generate revenue under $100 million.

▪	Revenue for all firms combined (Industry Total) experienced an increase in 2004 revenue of 7.6%, or $1.9 billion, to $26.4 billion and an increase of 7.6% in 2005, or $2.0 billion, to $28.4 billion.

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Performance Report for 50 Top Contract Firms

		Total Contracts		% Revenue
Contractor (headquarters location)	2005 Revenues	2005	2004	Change +/-
TIER 1 (5 companies)	$24,400,000,000	18,676	17,077	7.3
TIER 2 (9 Companies)	$2,644,387,084	1,837	1,443	11
TIER 3 (36 companies)	$1,367,183,484	2,523	2,362	9.5
GRAND TOTAL	$28,411,570,568	23,036	20,882	8.3
TIER 1: NATIONAL CONTRACT FIRMS ($1 BILLION-PLUS REVENUE)
COMPASS GROUP (Charlotte, NC)	$7,400,000,000b	8,342	7,448	14.7
ARAMARK (Philadelphia, PA)	$7,130,000,000b	4,240	3,291	3.3
SODEXHO (Gaithersburg, MD)	$6,300,000,000b	5,850	6,073	5
DELAWARE NORTH COMPANIES (Buffalo, NY)	$1,870,000,000	155	178	10
HMS HOST (Bethesda, MD)	$1,700,000,000	89	87	NC
TOTAL	$24,400,000,000	18,676	17,077	7.3
TIER 2: MIDSIZE CONTRACT FIRMS ($100-999 MILLION REVENUE)
LEVY RESTAURANTS (Chicago, IL)[c]	$610,000,000	95	96	29.8
CENTERPLATE (Spartanburg, NC)	$607,000,000	133	129	-1.5
GUEST SERVICES (Fairfax,VA)	$260,000,000	92	87	8.3
GUCKENHEIMER (Redwood Shores, CA)	$254,000,000	405	375	10.4
VALLEY SERVICES (Jackson, MS)	$223,387,084	281	275	5.2
BOSTON CULINARY GROUP (Cambridge, MA)	$212,000,000	152	140	6
THOMPSON HOSPITALITY (Herndon, VA)	$188,000,000	222	200	13.9
GOURMET SERVICES, INC. (Atlanta, GA)	$170,000,000	297	NA	NA
ANTON AIRFOOD (Washington, DC)	$120,000,000	160	141	25
TOTAL	$2,644,387,084	1,837	1,443	11
TIER 3: REGIONAL CONTRACT FIRMS (UNDER $100 MILLION REVENUE)
CULINART (Lake Success, NY)	$97,000,000	102	125	2.1
LACKMANN CULINARY SVCS. (Woodbury, NY)	$83,726,484	124	121	5.1
METZ & ASSOCIATES (Dallas, PA)	$75,000,000	90	93	2.5
SOUTHERN FOODSERVICE MGMT. (Birmingham, AL)	$68,000,000	90	91	NC
PARKHURST DINING SVCS. (Harrisburg, PA)	$67,000,000	35	32	21.8
WHITSONS CULINARY GROUP (Islandia, NY)	$66,000,000	110	100	10
MMI DINING SYSTEMS (Jackson, MS)	$63,000,000	110	113	14.6
G.A. FOODSERVICE (Saint Petersburg, FL)[a]	$59,400,000	300	300	NC
ALADDIN FOOD MGMT SERVICES (Wheeling, WV)	$59,000,000	129	64	25.5
CURA HOSPITALITY, INC. (Orefield, PA)	$53,400,000	72	67	6.6
CL SWANSON CORP (Madison, WI)	$52,000,000	100	36	409.8
SANESE SERVICES (Columbus, OH)	$52,000,000	105	103	-1.9
CREATIVE DINING SERVICES (Zeeland, MI)	$42,000,000	52	48	5
FITZ VOGT & ASSOCIATES, LTD (Walpole, NH)	$40,500,000	120	131	-12.1
ALL SEASONS SERVICES INC. (Brockton, MA)	$35,000,000	101	100	NC
EPICUREAN FEAST (Maynard, MA)	$35,000,000	85	75	2.9
CORPORATE CHEFS (Haverhill, MA)	$35,000,000	103	100	6.1
UNIDINE CORP. (Newton, MA)	$35,000,000	62	NA	NA
POMPTONIAN FOOD SERVICES (Fairfield, NJ)	$33,800,000	56	51	21.6
BROCK & COMPANY (Malvern, PA)	$30,000,000	50	65	NC
MGR FOODSERVICES (Atlanta, GA)	$30,000,000	2	2	NC
ARBOR MANAGEMENT (Addison, IL)	$28,500,000	72	70	4
FAME FOOD MANAGEMENT (Wakefield, MA)	$27,500,000	43	45	-2.8
RESTAURANT MARKETING ASSOCS. (Media, PA)	$27,500,000	21	21	NC
HOST AMERICA CORP. (Hamden, CT)	$27,040,000	76	76	NC
PRINCE FOOD SYSTEMS (Houston, NJ)	$24,000,000	28	30	3.9
WILLIAMSON HOSPITALITY SVCS. (Bluebell, PA)	$18,267,000	36	34	14.2
FOOD SERVICES INC. (Milwaukee, WI)	$13,150,000	29	28	7.4
LINTON’S MANAGED SERVICES (East Norton, PA)	$13,000,000	55	43	42.9
L.A. FOOD SERVICES (Summerville, NJ)	$12,000,000	58	58	NC
QUEST FOOD MANAGEMENT SVCS. (Glen Ellyn, IL)	$11,500,000	42	37	21.1
TRIPLE-A SERVICES (Romeoville, IL)	$11,000,000	8	8	-50
ALLEN & OHARA (Memphis, TN)	$10,400,000	5	5	11
EXPOSERVE MANAGEMENT (Tulsa, OK)	$8,500,000	6	NA	NA
CONSOLIDATED MGMT. CO. (Des Moines, IA)	$8,000,000	32	43	14.3
METROPOLITAN FOODSERVICE (Massapequa, NY)	$8,000,000	6	6	NC
ACORN FOOD SERVICES (Newton Square. PA)	$7,000,000	8	10	-17.6
TOTAL	$1,367,183,484	2,523	2,362	9.5
NOTES: NC = no change; NA = not available; a = 2004 data; b = includes facilities management and vending; c = to become part of Compass Group in April 2006

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                                                      Revenue in Billions

Source: Food Service Magazine, 2006

Food Service Contractors

▪
Food service contractors engage in competitive bidding for client contracts. The number of clients a contractor can obtain, the agreeability of the terms of the contract into which both parties enter, and the number of those contracts that a contractor is able to renew, are critical factors of success. Food Service Director Magazine provides data relating to the number of contracts held by each firm in Tiers 1, 2 and 3 in 2003 through 2005.

▪
Contracts held by Tier 1 companies remained flat at 17,100 in 2003 and 2004 and increased 9.4% to 18,700 in 2005. Contracts associated with Tier 2 companies decreased 6.7% from 1,500 in 2003 to 1,400 in 2004 and increased 28.6% to 1,800 in 2005. Contracts held by Tier 3 companies declined 11.1% from 2,700 in 2003 to 2,400 in 2004 and increased 4.2% to 2,500 in 2005. Overall, total contracts decreased 1.9% from 21,300 in 2003 to 20,900 in 2004 and increased 10.0% to 23,000 in 2005.

▪
It is worth noting the disparity between the number of contracts held by the five companies in Tier 1 and those held by the 45 companies constituting Tiers 2 and 3. Tier 1 companies, through economies of scale, are afforded substantial bargaining power as it relates to contract negotiation and, therefore, are awarded the majority of contracts. For Example, the largest contracts negotiated during 2005 went to companies in Tiers 1 and 2. In April 2005, Sodexho (Tier 1) was granted a contract to cover 3,200 beds in 12 hospitals for Memorial Hermann Healthcare System; in May 2005, Chartwells-Thompson Hospitality (Tier 2) was awarded a contract worth over $100 million annually, covering 613 schools and over 400,000 students; Aramark (Tier 1), in September 2005, was awarded a contract of a Philadelphia school district worth about $24 million per year covering 115 schools and over 100,000 schools.

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▪
From 2003 through 2005, total contracts held by companies in Tiers 1, 2 and 3 averaged 21,700. In 2005, of the 23,000 contracts outstanding approximately 81.3%, 7.8% and 10.9% were associated with Tier 1, 2 and 3, respectively.

Source: Food Service Magazine, 2006

Long-Term Care (LTC) Market

▪
According to Food Service Magazine and Host America’s SEC filings, the primary markets in which the Company operates are Long-Term Care and School. In Food Service Magazine, companies’ contracts are categorized per market segment. Therefore, trends within these particular markets must be analyzed in order to render a comprehensive analysis.

▪
The Food Service Magazine consensus report indicated that $6.1 billion in revenue, or approximately 22.0% of total food service industry revenue, was attributable to the Healthcare industry in 2005. The LTC market, a segment of the healthcare industry which caters to senior citizens in need of living assistance, is composed of approximately 75 organizations that operate 4,127 facilities and 482,400 beds. In 2005, the 75 LTC facilities spent an aggregate amount of $668.0 million, compared to $630.0 million in 2004, on food and food related services, which translates into roughly $8.4 million and $8.9 million per facility in 2004 and 2005, respectively.

▪
LTC facilities are allocating increased capital to food. The daily food allocation per patient, a popular industry metric, increased 7.2% from $4.16 in 2003 to $4.48 in 2004 and rose 3.0% to $4.61 in 2005. The increase in spending per patient is significant when considering current trends occurring within the healthcare industry.

▪
Industry analysts expect to witness an upsurge in food related spending in LTC facilities to coincide with the wave of retirees of the Baby Boomer population. In addition, industry participants believe that seniors’ preferences for food has changed since the last generation and food service companies must be prepared to accommodate their tastes.  He says that higher food quality demanded by seniors will translate into higher expenditures on food and food services by LTC facilities. Those companies that are able to prepare and deliver such meals efficiently will be rewarded with increased business in the future.

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Hospitals and Long-Term Patient Facilities

▪      According to industry research firm Freedonia, the number of hospitals declined 0.3% per year from 2000 through 2005 to 6,067. Over the past decade, the US hospital sector has continued a consolidation phase that commenced in the early 1980s. Limits imposed by Medicare and other third-party health insurers on reimbursement rates for inpatient care, coupled with advances in medical technology and the expansion of outpatient services, led to ongoing reductions in the average length of institutional stays. As a result, a decreasing number of hospitals and hospital beds were required even despite rising admissions associated with an aging demographic.

▪
Growth in the number of other long-term care facilities, as an aggregate, expanded 2.2% per year from 52,550 in 2000 to 53,700 in 2005, boosted by retirement communities, whose numbers grew 4.9% per year. Above-average growth was also registered by intermediate care facilities with yearly increases of 2.5%. Intermediate care facilities (also known as assisted living facilities) have on-site nursing care, which accommodate patients who need help with routine daily activities but who required no special medical procedures.

Key Indicators

▪
The number and types of medical facilities are largely determined by the health of the population, which, in turn is greatly influenced by demographics. In the US, aging demographic patterns and the continuing lack of complete cures for many long-term ailments will result in increases in the combined number of acute and chronic conditions. Through 2010, the number of medical conditions will grow faster than the general population, largely reflecting an aging population. The number of older persons is a key indicator of demand for hospitals, nursing homes, retirement communities and many other medical service providers. Another indicator, medical construction spending, is expected to grow 5.6% annually through 2010.

Resident Population (Millions)
Age Range	2000	2005	2010	Historical Growth (00 - 05)	Projected Growth (05 - 10)
55 - 64	24.4	30.4	36.2	24.6%	19.1%
65 - 74	18.4	18.6	21.3	1.1%	14.5%
85 +	4.3	5.1	6.1	18.6%	19.6%

Source: Freedonia

Medical Facility Forecasts

▪
The number of hospitals will decline 0.2% per year from 2005 through 2010 to 6,020. Most closures will involve psychiatric and long-term specialty institutions. The transfer of patients to ambulatory and nursing home care will reduce the need for these institutions. By contrast, the number of acute care hospitals will remain relatively constant as rising levels of admissions and inpatient days create sufficient revenues to keep most facilities solvent. In fact, to accommodate anticipated expansion in patient activity, the total number of acute care hospital beds is projected to reverse a longstanding downward trend and increase slightly in the long term.

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▪
The number of other long-term care facilities, as an aggregate, is expected to grow 2.2% per year from 58,500 in 2005 to 59,800 in 2010. Residential institutions for mental health patients, along with intermediate care nursing homes and continuing care retirement communities for the elderly, will make up more than three-fourths of these facilities. Aging demographic patterns will foster strong expansion in the number of intermediate care nursing homes and elderly retirement communities and result in annual growth of 2.9% and 3.9%, respectively, from 2005 through 2010.

Number of Medical Facilities by Type (Units)
Type of Medical Facility	2000	2005	2010	Historical Growth (00 - 05)	Projected Growth (05 - 10)
Hospitals	6,144	6,067	6,020	-1.3%	-0.8%
Skilled Nursing Homes	16,970	17,460	18,750	2.9%	7.4%
Other Long-Term Care Facilities	48,090	53,700	59,800	11.7%	11.4%
General & Specialty Clinics	29,110	33,720	38,450	15.8%	14.0%

Source: Freedonia

School Market

▪
According to the 2005 Food Service Contractors’ consensus report, schools constitute approximately 18.0% of the total food service contracting market. Among the top 100 school districts in the United States, which includes roughly 9,600 schools, revenue increased 6.0% from $865.0 million in 2004 to $917.0 million in 2005. Although no data prior to 2005 is available for comparative purposes, the average cost per meal in 2005 was $1.30, and approximately 25.0% and 75.0% of total meals served were designated as breakfast and lunch, respectively.

National Public Elementary and Secondary School Enrollment

▪
According to data provided by the National Center for Education Statistics, national enrollment for public elementary and secondary schools experienced mild growth from 1980 to present. From 1980 through 2000, enrollment increased 15.6% from 46.2 million to 53.4 million, respectively. From 2000 through 2005, national enrollment expanded remained relatively flat, increasing at a CAGR of approximately 0.5% to 54.7 million. Looking forward, flat enrollment at public elementary and secondary schools is forecast for 2007, while 3.0% growth is anticipated from 2005 through 2014. In 2014, enrollment is expected to equal approximately 56.7 million. The below graph illustrates enrollment trends at public elementary and secondary schools on a national basis:

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Enrollment in Millions

Source: National Center for Education Statistics

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Comparable Company Selection

The Market Approach is based upon the principle of substitution.  That is, if we could find a perfect substitute for the subject company among the Comparable Companies, then the subject company’s equity should be valued as that of the perfect substitute. Unfortunately, companies may differ according to capital structure, organization, corporate strategies, size, competitive environment, profitability and growth, among other factors.  It is virtually impossible to identify companies that are identical to the company being valued; hence, use of the Market Approach requires objectivity and sound judgment.

Marshall & Stevens reviewed certain financial information of publicly traded comparable companies and established one group of comparable companies.

Based on discussions with management, Marshall & Stevens deemed the selected comparable companies to be reasonably comparable to Lindley Food Service based on industry classification.

Comparable Group includes:

▪         Compass Group PLC.
▪         Sodexho Alliance SA

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Income Approach Analysis

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Income Approach Assumptions

Revenue

▪
Revenue projections for fiscal years 2007 - 2009 were provided by management of the Company. Projections for fiscal years 2010 - 2011 are based on historical financial data, discussions with management, and industry research.

▪
Revenue is projected to decreased 14.4% from $15.2 million in 2006 to $13.0 million in 2007. The reduction in revenue is due to lost contracts.  During the interim period, which equals the five months remaining in 2007, Revenue is anticipated to equal $5.4 million.

▪
Revenue is projected to increase 3.0% from $13.0 million in 2007 to $13.4 million in 2008 and rise 4.0% to $14.0 million in 2009. In 2010 and 2011, Revenue is forecasted to grow at an annual rate of 3.0% from $14.4 million to $14.8 million, respectively.

▪	From 2007 - 2011, Revenue is forecasted to increase at a compounded annual growth rate (CAGR) of 3.2%.

Cost of Goods Sold

▪
In absolute dollar value, the Cost of Goods Sold (COGS) is forecasted to increase at a CAGR of 2.9% from $10.4 million in 2007 to $11.6 million in 2011. During the interim period, which equals the five months remaining in 2007, COGS are anticipated to equal $4.3 million.

▪	As a percentage of Revenue, COGS is anticipated to equal 79.6% from 2007 - 2009 and 79.0% and 78.5% in 2010 and 2011, respectively.

Total Operating Expenses

▪
In absolute dollar value, the Total Operating Expenses are forecasted to increase at a CAGR of 3.6% from $2.3 million in 2007 to $2.7 million in 2011. During the interim period, which equals the five months remaining in 2007, Operating Expenses are anticipated to equal $963,000.

▪	As a percentage of Revenue, Total Operating Expenses are projected to equal 17.7% and 17.9% in 2007 and 2008, respectively. From 2009 - 2011, Operating Expenses are expected to equal 18.0% per year.

EBITDA

▪	During the interim period of 2007, EBITDA is anticipated to equal $147,000, or 2.7% of Revenue.

▪
From 2008 - 2011, EBITDA is projected to equal $342,000, $336,000, $431,000 and $518,000, respectively. During this period, EBITDA is forecasted to equal 2.5%, 2.4%, 3.0% and 3.5% of Revenue, respectively.

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EBIT

▪	During the interim period of 2007, EBIT is anticipated to equal $40,000, or 0.7% of Revenue.

▪	From 2008 - 2012, EBIT is projected to equal $92,000, $86,000, $256,000, $368,000, respectively. During this period, EBIT is forecasted to equal 0.7%, 0.6%, 1.8% and 2.5% of Revenue, respectively.

Deprecation

▪	During the interim period of 2007, Depreciation is projected to equal $107,000, or 2.0% of Revenue.

▪	Based on information provided by management, Depreciation is forecasted to equal $250,000, $250,000, $175,000 and $150,000 from 2008 - 2011, respectively.

▪	From 2008 - 2011, Depreciation is projected to equal 1.9%, 1.8%, 1.2% and 1.0% of Revenue, respectively.

Capital Expenditures

▪	During the interim period of 2007, Capital Expenditures are projected to equal $48,000, or 2.0% of Revenue.

▪	Based on information provided by management, Capital Expenditures are forecasted to equal $115,000, $115,000, $50,000 and $25,000 from 2008 - 2011, respectively.

▪	From 2008 - 2011, Capital Expenditures are projected to equal 1.9%, 1.8%, 1.2% and 1.0% of Revenue, respectively.

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Income Approach

	5 Mos.
INCOME APPROACH	2007	2008	2009	2010	2011
(in thousands)
Revenue	5,432	13,427	13,964	14,383	14,814
Annual Growth Rate	N/A	N/A	4.0%	3.0%	3.0%

Cost of Goods Sold	4,321	10,682	11,109	11,362	11,629
Percentage of Revenue	79.6%	79.6%	79.6%	79.0%	78.5%

Gross Profit	1,110	2,745	2,854	3,020	3,185
Percentage of Revenue	20.4%	20.4%	20.4%	21.0%	21.5%

Expenses	963	2,403	2,519	2,589	2,667
Percentage of Revenue	17.7%	17.9%	18.0%	18.0%	18.0%
EBITDA	147	342	336	431	518
EBITDA Margin	2.7%	2.5%	2.4%	3.0%	3.5%

Depreciation & Amortization	107	250	250	175	150
Percentage of Revenue	2.0%	1.9%	1.8%	1.2%	1.0%
Operating Income	40	92	86	256	368
Operating Margin	0.7%	0.7%	0.6%	1.8%	2.5%

Taxable Income	40	92	86	256	368
EBT Margin	0.7%	0.7%	0.6%	1.8%	2.5%

Income Taxes	17	38	36	106	153
Percentage of Revenue	0.3%	0.3%	0.3%	0.7%	1.0%
Net Income	24	54	50	150	216
Net Income Margin	0.4%	0.4%	0.4%	1.0%	1.5%

Sources of Funds:
Depreciation & Amortization	107	250	250	175	150

Uses of Funds:
Increase in Working Capital	(109)	47	64	50	51
Percentage of Revenue	-2.0%	0.3%	0.5%	0.3%	0.3%
Total Capital Expenditures	48	115	115	50	25
Percentage of Revenue	2.0%	1.9%	1.8%	1.2%	1.0%
Free Cash Flow	192	142	121	225	289
Percentage of Revenue	3.5%	1.1%	0.9%	1.6%	2.0%

Present Value Factor	0.976	0.898	0.798	0.709	0.631
Present Value, Free Cash Flow	187	128	97	160	182
Percentage of Revenue	3.4%	1.0%	0.7%	1.1%	1.2%

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Analytical Conclusions

Analysis
Invested Capital (A)	753

Residual Value:
Cash Flow in Year 2011	289
Discount Rate (After Year 2011)	12.5%
Growth Rate (After Year 2011)	3.0%
Residual Value (After Year 2011)	3,135
Present Value Factor	0.631

Discounted Residual Value (B)	1,977

Total Invested Capital(A + B)	2,730

Add:
Non-Operating Assets	-

Less:
Interest-Bearing Debt	(421)

Value of Common Equity, Controlling Interest	$ 2,310

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Sensitivity Tables

The prior analysis assumes a long-term rate of growth in free cash flow of 3.0%.  We varied the assumed long-term growth rate by ± 0.5% and the WACC by ± 0.5% to determine a range of value. Based upon the Income Approach, we concluded a range of value of $1.9 million to $3.0 million.

Terminal Growth Rate
Long Term Growth Rate of Free Cash Flow
000's	2.0%	2.5%	3.0%	3.5%	4.0%
11.5%	2,374	2,497	2,635	2,789	2,965
12.0%	2,232	2,342	2,463	2,599	2,752
12.5%	2,104	2,202	2,310	2,430	2,564
13.0%	1,988	2,075	2,172	2,278	2,397
13.5%	1,882	1,961	2,047	2,142	2,248

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Public Market Approach Analysis

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Public Market Approach Assumptions

For the public market approach, we computed the invested capital value of the Company as a multiple of earnings before interest, taxes, depreciation and amortization (EBITDA) and earnings before interest and taxes (EBIT).

The selection of comparable companies was based primarily on industry classification. After selecting guideline publicly-traded companies, we gathered relevant financial information on size and expected growth, and calculated liquidity, profitability, asset turnover and leverage ratios, to establish a range of performance for each ratio. We then compared the subject company’s size, expected growth and financial ratios to those of the guideline companies.

We applied multiples of 7.0 and 12.0 to Lindley Food Service’s projected EBITDA and EBIT, respectively, for the forecasted twelve month period ending January 31, 2008.  The multiples analyzed were those multiples of EBITDA and EBIT at which the selected public companies are trading based on their trailing twelve months of operations as of April 12, 2007. We adjusted these multiples downward due to the Company’s historical operations compared to the comparable companies. We deemed the downward adjustment of the comparable companies’ multiples appropriate due to the Company’s lack of size, diversification, profitability and uncertainty regarding economic and industry trends, which might negatively affect the Company’s operations.

The aim of the public market approach, in this particular case, is to obtain multiples that accurately reflect what a reasonable investor would pay for $1.00 of value per EBITDA and EBIT. It is our belief, after careful review of the Company’s historical operating results, that revenue is not a reliable and/or accurate indication of value for the Company. Therefore, we omitted revenue from our analysis. We also believe that EBITDA is a more accurate indication of value compared to the Company’s EBIT based on information regarding capital expenditures and depreciation expenses in the forecasted period. In accordance with the belief that EBITDA is the best indication of value, the EBITDA value was afforded greater weight in calculating the Company’s Total Invested Capital value. Following the calculation of Total invested capital for EBITDA and EBIT we applied a control premium of 20.0% to each.1 The multiples associated with the guideline publicly-traded companies reflect a minority interest, that is, reflect a lack of control on the part of the common equity share holders. The subject transaction implies a controlling interest, therefore, to account for additional value afforded by a controlling interest a control premium was applied. The controlling interest value for EBITDA and EBIT were weighted 80.0% and 20.0%, respectively, and then averaged to conclude the Common Equity, Controlling Interest value.

1 Control Premium obtained from Business Valuation Resources, Mergerstat

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Comparable Companies’ Multiples and Selected Multiples

MARKET APPROACH	Ticker	EV/ EBITDA	EV/ EBIT
TTM Multiples

Comparable Companies
Compass Group plc	CPG	11.2	16.1
Sodexho Alliance SA	SW	12.7	16.0

Multiple Ranges for Comparable Companies

		EBITDA	EBIT
Minimum		11.2	16.0
Average		11.9	16.1
Maximum		12.7	16.1
Selected		7.0	12.0

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Analytical Conclusions

	EBITDA	EBIT
Minimum	11.2	16.0
Average	11.9	16.1
Maximum	12.7	16.1
Selected	7.0	12.0

	EBITDA	EBIT
Forecasted Twelve Months ending January 31, 2008	$347	$94

Selected Multiple	7.0	12.0

Invested Capital, Minority Interest	2,427	1,126

Add:
Control Premium (20.0%)	485	225
Invested Capital, Controlling Interest	2,913	1,352

Invested Capital, Controlling Interest	2,601

Add:
Non-Operating Assets	-

Less:
Interest-Bearing Debt	(421)

Common Equity, Controlling Interest (Rounded)	$ 2,180

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Range of Values

We varied the EBITDA multiple by ± 1.0 and the EBIT multiple by ± 1.0 to determine a range of value. After arriving at the Total Invested Capital, Controlling Interest value for both EBITDA and EBIT, we subtracted Interest Bearing Debt to conclude the Common Equity, Controlling Interest values per EBITDA and EBIT, respectively. Based upon the Public Market Approach, the concluded Common Equity, Controlling Interest values ranged from $1.2 million to $2.9 million.

Forecasted Twelve Months		Range of			Common Equity, Controlling Interest
January 31, 2008		Multiples			Range of Values (000s)

EBITDA	$347	6.0	-	8.0	$2,076	-	$2,908

EBIT	$94	11.0	-	13.0	$1,239	-	$1,464

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Weighted Range of Values

The Common Equity, Controlling Interest weighted range of values was concluded by applying weights of 80.0% and 20.0% to EBITDA and EBIT, respectively. We employed this method based on our belief that EBITDA is a more accurate indication of value compared to EBIT, and a more precise range of values would be derived by affording weights to each indication of value. Based upon the Public Market Approach, the concluded Common Equity, Controlling Interest weighted values ranged from $1.8 million to $2.5 million.

Indication of Value	Weight	Low Range (000s)	High Range (000s)

EBITDA	80.0%	$1,997	$2,663
EBIT	20.0%	$248	$293

Invested Capital, Controlling Interest		$2,245	$2,956

Less:
Interest-Bearing Debt		($421)	($421)

Common Equity, Controlling Interest		$1,824	$2,535

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Summary of Value

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Summary of Value

LINDLEY FOOD SERVICE CORP.

Summary of Value	Low	Mean	High

Income Approach	$1,882	$2,310	$2,965

Market Approach	$1,824	$2,180	$2,535

Value of Common Equity	$1,853	$2,245	$2,750

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Premium Analysis

LINDLEY FOOD SERVICE CORP.

Summary of Value	Low	Mean	High

Income Approach	$1,882	$2,310	$2,965

Market Approach	$1,824	$2,180	$2,535

Value of Common Equity	$1,853	$2,245	$2,750

Purchase Price	$2,500	$2,500	$2,500

Purchase Price Premium	34.9%	11.4%	-9.1%

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Appendices

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Comparable Company Profiles

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Compass Group PLC.

Compass Group PLC, together with its subsidiaries, operates as a food service company. It offers a range of foodservice and support service solutions worldwide. The company primarily serves the business and industry; fine dining; healthcare and seniors; education; sports and leisure; defense, offshore, and remote sites; and vending market sectors. Compass Group was founded in 1941 and is headquartered in Chertsey, the United Kingdom.

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Sodexho Alliance, SA

Sodexho Alliance, SA provides food and management services primarily in North America, Continental Europe, the United Kingdom, and Ireland. It operates in two segments, Food and Facilities Management Services, and Service Vouchers and Cards. The Food and Facilities Management Services segment provides outsourced food and facilities management services to businesses, public agencies and institutions, long-term and short-term healthcare facilities, universities, and primary and secondary schools. Its food services include food and beverage procurement and preparation, as well as the operation and maintenance of food service and catering facilities. This segment also provides facilities management services, including physical plant operations and maintenance, energy management, grounds keeping, housekeeping, custodial and janitorial, technical maintenance, on-site laundry, and other services. As of August 31, 2006, the company operated approximately 28,300 individual outlets in 80 countries worldwide. The Service Vouchers and Cards segment issues and manage the provision of paper and debit-card vouchers to its clients’ employees for food, products, and services, as well as the provision of various welfare benefits from government clients to their constituents. Sodexho Alliance was founded in 1966 and is based in Montigny-le-Bretonneux, France.

Note: Share price state in EUR

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